UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22027

                                       FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                 Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                 Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code:  856-528-3500

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.5%
Communications — 3.0%
FactSet Research Systems, Inc.	1,900	$544,464
Trade Desk, Inc. (The), Class A*	3,200	728,896

		1,273,360

Consumer, Cyclical — 11.1%
Callaway Golf Co.	48,100	825,396
Copart, Inc.*	11,000	822,140
Darden Restaurants, Inc.	7,400	900,802
Deckers Outdoor Corp.*	5,500	967,835
PACCAR, Inc.	4,600	329,636
TJX Cos, Inc. (The)	15,400	814,352

		4,660,161

Consumer, Non-cyclical — 28.7%
Automatic Data Processing, Inc.	5,700	942,381
Baxter International, Inc.	11,400	933,660
Chemed Corp.	1,800	649,512
Cintas Corp.	3,700	877,973
Eli Lilly & Co.	7,100	786,609
Ensign Group, Inc. (The)	14,709	837,236
Estee Lauder Cos, Inc. (The), Class A	5,100	933,861
Euronet Worldwide, Inc.*	6,100	1,026,264
Insperity, Inc.	6,700	818,338
Merck & Co., Inc.	10,400	872,040
Molina Healthcare, Inc.*	5,400	772,956
PayPal Holdings, Inc.*	7,100	812,666
Stryker Corp.	4,300	883,994
WellCare Health Plans, Inc.*	3,000	855,210

		12,002,700

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financial — 12.1%
Kemper Corp.	9,500	$819,755
Mastercard, Inc., Class A	2,900	767,137
McGrath RentCorp.	8,500	528,275
NMI Holdings, Inc., Class A*	23,300	661,487
Progressive Corp. (The)	11,000	879,230
Radian Group, Inc.	35,000	799,750
Visa, Inc., Class A	3,600	624,780

		5,080,414

Industrial — 6.9%
Cummins, Inc.	4,900	839,566
Exponent, Inc.	6,000	351,240
Norfolk Southern Corp.	3,800	757,454
Waste Management, Inc.	8,100	934,497

		2,882,757

Technology — 19.1%
ANSYS, Inc.*	4,100	839,762
Cadence Design Systems, Inc.*	13,000	920,530
Microsoft Corp.	2,800	375,088
MSCI, Inc.	3,700	883,523
Paycom Software, Inc.*	4,250	963,560
PROS Holdings, Inc.*	14,700	929,922
ServiceNow, Inc.*	3,500	960,995
Silicon Laboratories, Inc.*	4,000	413,600
Veeva Systems, Inc., Class A*	5,800	940,238
VMware, Inc., Class A	4,600	769,166

		7,996,384

Utilities — 16.6%
American States Water Co.	12,300	925,452
Atmos Energy Corp.	8,500	897,260

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
California Water Service Group	7,500	$379,725
IDACORP, Inc.	8,400	843,612
MGE Energy, Inc.	2,150	157,122
New Jersey Resources Corp.	17,400	865,998
NextEra Energy, Inc.	4,700	962,842
OGE Energy Corp.	21,500	915,040
WEC Energy Group, Inc.	11,800	983,766

		6,930,817

TOTAL COMMON STOCKS (Cost $35,568,074)		40,826,593

TOTAL INVESTMENTS - 97.5% (Cost $35,568,074)		40,826,593
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		1,052,778

NET ASSETS - 100.0%		$41,879,371

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Arabesque Systematic USA Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 06/30/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$40,826,593	$40,826,593	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2019, there were no transfers between Levels.

4

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

B. Federal Tax Cost:

As of the June 30, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$35,568,074

Gross unrealized appreciation	$5,484,816
Gross unrealized depreciation	(226,297)

Net unrealized appreciation	$5,258,519

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

SIRIOS LONG/SHORT FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 97.5%
COMMON STOCKS — 91.7%
Aerospace & Defense — 9.3%
Airbus SE (France)	8,362	$1,183,403
General Dynamics Corp.†	2,611	474,732
Safran SA (France)	5,751	841,324

		2,499,459

Auto Manufacturers — 0.6%
Aston Martin Lagonda Global Holdings PLC (United Kingdom)*	12,922	164,924

Banks — 9.1%
Bank of America Corp.†	4,742	137,518
JPMorgan Chase & Co.†	10,854	1,213,477
Regions Financial Corp.	3,522	52,619
SunTrust Banks, Inc.†	16,597	1,043,121

		2,446,735

Beverages — 1.4%
Coca-Cola Co. (The)	2,291	116,658
Constellation Brands, Inc., Class A	1,340	263,900

		380,558

Chemicals — 7.8%
International Flavors & Fragrances Inc.†	8,601	1,247,919
Sherwin-Williams Co. (The)†	1,829	838,212

		2,086,131

Commercial Services — 4.1%
Equifax Inc.†	4,146	560,705
Moody’s Corp.†	1,375	268,551
S&P Global, Inc.†	1,175	267,653

		1,096,909

	Number of Shares	Value

COMMON STOCKS — (Continued)
Computers — 2.6%
Check Point Software Technologies Ltd. (Israel)*	2,266	$261,972
Perspecta, Inc.	9,482	221,974
Varonis Systems, Inc.*	3,335	206,570

		690,516

Distribution/Wholesale — 3.1%
IAA, Inc.*	13,051	506,118
KAR Auction Services, Inc.	13,051	326,275

		832,393

Diversified Financial Services — 3.2%
Tradeweb Markets, Inc., Class A†	19,531	855,653

Electronics — 4.3%
Honeywell International, Inc.†	1,526	266,424
Keysight Technologies, Inc.†*	10,012	899,178

		1,165,602

Engineering & Construction — 3.3%
Cellnex Telecom SA (Spain)	23,744	878,373

Food — 2.2%
General Mills, Inc.†	11,292	593,056

Healthcare-Products — 15.4%
Abbott Laboratories†	14,045	1,181,184
Alcon, Inc., (Switzerland)*	13,137	815,151
Becton Dickinson and Co.†	1,921	484,111
Boston Scientific Corp.†*	15,326	658,712
Danaher Corp.†	6,922	989,292

		4,128,450

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Healthcare-Services — 1.0%
Universal Health Services, Inc., Class B	2,100	$273,819

Insurance — 6.2%
Berkshire Hathaway, Inc., Class B†*	7,755	1,653,133

Lodging — 0.6%
Choice Hotels International, Inc.†	1,957	170,279

Machinery-Diversified — 0.5%
Rockwell Automation, Inc.	784	128,443

Media — 1.5%
World Wrestling Entertainment, Inc., Class A†	5,481	395,783

Pharmaceuticals — 1.1%
Elanco Animal Health, Inc.†*	8,450	285,610

Retail — 5.9%
BJ’s Wholesale Club Holdings, Inc.†*	60,445	1,595,748

Semiconductors — 1.2%
Analog Devices, Inc.	1,217	137,363
QUALCOMM, Inc.	1,453	110,530
Texas Instruments, Inc.	618	70,922

		318,815

Software — 2.3%
Electronic Arts, Inc.†*	6,018	609,383

Telecommunications — 0.4%
LogMeIn, Inc.	1,581	116,488

Transportation — 4.6%
Kansas City Southern	2,164	263,618

	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
Old Dominion Freight Line, Inc.†	2,538	$378,822
Union Pacific Corp.†	3,434	580,724

		1,223,164

TOTAL COMMON STOCKS (Cost $22,876,197)		24,589,424

SHORT-TERM INVESTMENT — 5.8%
Dreyfus Treasury & Cash Management, Institutional Shares, 2.18%(a) (Cost $1,539,045)	1,539,045	1,539,045

TOTAL LONG POSITIONS - 97.5% (Cost $24,415,242)		26,128,469

SHORT POSITIONS — (30.6)%
COMMON STOCKS — (5.1)%
Biotechnology — (0.9)%
Amgen, Inc.	(1,351)	(248,962)

Machinery-Construction & Mining — (0.6)%
Caterpillar, Inc.	(1,054)	(143,650)

Retail — (3.6)%
Lowe’s Cos, Inc.	(2,750)	(277,502)
Target Corp.	(3,198)	(276,979)
Walmart, Inc.	(3,770)	(416,547)

		(971,028)

TOTAL COMMON STOCKS (Proceeds $1,275,530)		(1,363,640)

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUNDS — (25.5)%
Consumer Discretionary Select Sector SPDR Fund	(2,301)	$(274,279)
Financial Select Sector SPDR Fund	(29,653)	(818,423)
Industrial Select Sector SPDR Fund	(7,083)	(548,366)
iShares Russell 1000 ETF	(6,685)	(1,088,251)
iShares U.S. Real Estate ETF	(1,189)	(103,812)
SPDR S&P 500 ETF Trust	(6,567)	(1,924,131)
SPDR S&P Regional Banking ETF	(8,182)	(437,164)
Technology Select Sector SPDR Fund	(20,918)	(1,632,441)

		(6,826,867)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $6,337,925)		(6,826,867)

TOTAL SECURITIES SOLD SHORT - (30.6)% (Proceeds $7,613,455)		(8,190,507)

OTHER ASSETS IN EXCESS OF LIABILITIES - 33.1%		8,870,752

NET ASSETS - 100.0%		$26,808,714

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

*	Non-income producing.

(a)	Rate disclosed is the 7-day yield at June 30, 2019.

See accompanying Notes to the Quarterly Portfolio of Investments.

3

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2019 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation /(Depreciation)
EUR	344,000	USD	394,165	09/18/19	MS	$(472)
EUR	202,000	USD	231,162	09/18/19	MS	18
USD	2,780,387	EUR	2,457,000	09/18/19	MS	(31,547)
USD	730,852	EUR	639,000	09/18/19	MS	(456)
USD	168,139	GBP	133,000	09/18/19	MS	(1,381)

						$(33,838)

Legend

EUR	Euro
GBP	British Pound
MS	Morgan Stanley
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

4

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Sirios Long/Short Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

5

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund’s assets carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Assets	06/30/19	Price	Inputs	Inputs
Long Positions:
Common Stocks
Aerospace & Defense	$2,499,459	$474,732	$2,024,727	$—
Auto Manufacturers	164,924	164,924	—	—
Banks	2,446,735	2,446,735	—	—
Beverages	380,558	380,558	—	—
Chemicals	2,086,131	2,086,131	—	—
Commercial Services	1,096,909	1,096,909	—	—
Computers	690,516	690,516	—	—
Distribution/Wholesale	832,393	832,393	—	—
Diversified Financial Services	855,653	855,653	—	—
Electronics	1,165,602	1,165,602	—	—
Engineering & Construction	878,373	—	878,373	—
Food	593,056	593,056	—	—
Healthcare-Products	4,128,450	4,128,450	—	—
Healthcare-Services	273,819	273,819	—	—
Insurance	1,653,133	1,653,133	—	—
Lodging	170,279	170,279	—	—
Machinery-Diversified	128,443	128,443	—	—
Media	395,783	395,783	—	—
Pharmaceuticals	285,610	285,610	—	—
Retail	1,595,748	1,595,748	—	—
Semiconductors	318,815	318,815	—	—
Software	609,383	609,383	—	—
Telecommunications	116,488	116,488	—	—
Transportation	1,223,164	1,223,164	—	—

6

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Assets	06/30/19	Price	Inputs	Inputs
Short-Term Investment	$1,539,045	$1,539,045	$—	$—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	18	—	18	—

Total Assets	$26,128,487	$23,225,369	$2,903,118	$—

Liabilities
Short Positions:
Common Stocks
Biotechnology	$(248,962)	$(248,962)	$—	$—
Machinery-Construction & Mining	(143,650)	(143,650)	—	—
Retail	(971,028)	(971,028)	—	—
Exchange Traded Funds	(6,826,867)	(6,826,867)	—	—
Derivatives:
Forward Foreign Currency Contracts	(33,856)	—	(33,856)	—

Total Liabilities	$(8,224,363)	$(8,190,507)	$(33,856)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

7

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2019, there were no transfers between Levels.

Short Sales — The Fund may sell securities short. A short sale involves the sale by the Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund complies with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. The fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the period ended June 30, 2019, the Fund’s average monthly volume of forward foreign currency contracts was as follows:

Forward Foreign Currency Contracts - Payable (Value At Trade Date)	Forward Foreign Currency Contracts - Receivable (Value At Trade Date)
$(2,030,917)	$2,030,917

8

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

B. Federal Tax Cost:

As of the June 30, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$16,801,787

Gross unrealized appreciation on investment	$1,853,035
Gross unrealized depreciation on investment	(716,860)

Net unrealized appreciation	$1,136,175

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

TOBAM EMERGING MARKETS FUND

Portfolio of Investments

June 30, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.7%
Brazil — 8.4%
B2W Cia Digital*	50,100	$427,552
Banco do Brasil SA	92,100	1,289,896
BB Seguridade Participacoes SA	59,100	500,971
CCR SA	138,000	492,710
Cia de Saneamento Basico do Estado de Sao Paulo	25,200	308,704
Cielo SA	275,500	482,849
Embraer SA	204,500	1,032,099
Hypera SA	16,000	124,543
IRB Brasil Resseguros SA	18,900	489,881
Localiza Rent a Car SA	48,800	517,109
Magazine Luiza SA	16,100	875,239
Petrobras Distribuidora SA	23,500	152,936
Petroleo Brasileiro SA	54,400	423,589
Raia Drogasil SA	17,700	353,498
Suzano Papel e Celulose SA	145,100	1,239,790

		8,711,366

China — 15.2%
ANTA Sports Products, Ltd.	202,000	1,393,234
BOE Technology Group Co., Ltd., Class A	349,200	175,502
Brilliance China Automotive Holdings, Ltd.	386,000	426,874
China Communications Services Corp., Ltd., Class H	152,000	117,880
China Mengniu Dairy Co., Ltd.	247,000	957,650
China Resources Beer Holdings Co., Ltd.	174,000	826,644

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
China Resources Gas Group, Ltd.	290,000	$1,440,048
ENN Energy Holdings, Ltd.	121,900	1,186,282
GDS Holdings, Ltd., ADR*	11,600	435,812
GOME Retail Holdings, Ltd.*	1,514,000	162,869
Great Wall Motor Co., Ltd., Class H	496,000	355,378
Guangdong Investment, Ltd.	308,000	608,979
Hengan International Group Co., Ltd.	51,500	379,206
Iflytek Co., Ltd., Class A*	21,800	105,743
Jiangsu Hengrui Medicine Co., Ltd., Class A	120	1,155
LONGi Green Energy Technology Co., Ltd., Class A	38,100	128,612
Muyuan Foodstuff Co., Ltd., Class A	14,600	125,178
New Hope Liuhe Co., Ltd., Class A	44,100	111,667
Semiconductor Manufacturing International Corp.*	413,500	460,913
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	780,000	707,798
Shenzhou International Group Holdings, Ltd.	109,800	1,514,659
Sihuan Pharmaceutical Holdings Group, Ltd.	693,000	156,417
TAL Education Group, ADR*	30,506	1,162,279

See accompanying Notes to the Quarterly Portfolio of Investments.

1

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Tingyi Cayman Islands Holding Corp.	690,000	$1,152,712
Tongwei Co., Ltd., Class A	40,500	83,141
Want Want China Holdings, Ltd.	1,624,000	1,320,667
Wens Foodstuffs Group Co., Ltd., Class A	58,800	307,485

		15,804,784

Colombia — 0.5%
Grupo de Inversiones Suramericana SA	47,677	505,924

Czech Republic — 0.3%
Komercni banka as	7,163	285,420

Greece — 2.4%
Alpha Bank AE*	451,159	903,221
Hellenic Telecommunications Organization SA	25,337	374,539
JUMBO SA	38,504	745,240
OPAP SA	44,200	495,773

		2,518,773

Hong Kong — 1.6%
China Ding Yi Feng Holdings, Ltd.	224,000	8,602
China First Capital Group, Ltd.*	568,000	169,423
Fullshare Holdings, Ltd.*	4,495,000	279,323
Sino Biopharmaceutical, Ltd.	375,500	384,165
Sun Art Retail Group, Ltd.	922,000	873,764

		1,715,277

India — 17.9%
Aurobindo Pharma, Ltd.	93,871	827,280
Bajaj Finance, Ltd.	7,323	390,427

	Number of Shares	Value

COMMON STOCKS — (Continued)
India — (Continued)
Bharat Petroleum Corp., Ltd.	118,313	$670,436
Bharti Airtel, Ltd.	99,943	501,770
Bharti Infratel, Ltd.	114,291	442,192
Cipla, Ltd.	117,764	944,372
Container Corp of India, Ltd.	45,008	371,562
Dr Reddy’s Laboratories, Ltd.	31,675	1,173,524
Glenmark Pharmaceuticals, Ltd.	39,468	253,518
HCL Technologies, Ltd.	95,115	1,467,287
Hindustan Petroleum Corp., Ltd.	136,724	572,119
Indiabulls Housing Finance, Ltd.	85,000	748,006
Indian Oil Corp., Ltd.	321,890	725,330
Infosys, Ltd.	123,305	1,315,986
InterGlobe Aviation, Ltd.(a)	10,644	240,341
Lupin, Ltd.	69,004	754,493
Shriram Transport Finance Co., Ltd.	25,098	392,839
Sun Pharmaceutical Industries, Ltd.	240,348	1,396,890
Tata Consultancy Services, Ltd.	46,776	1,509,436
Tech Mahindra, Ltd.	125,037	1,280,348
United Spirits, Ltd.*	99,863	846,242
Vodafone Idea, Ltd.*	1,429,519	251,528
Wipro, Ltd.	109,216	444,599
Yes Bank, Ltd.	387,603	610,320
Zee Entertainment Enterprises, Ltd.	89,273	438,504

		18,569,349

See accompanying Notes to the Quarterly Portfolio of Investments.

2

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Indonesia — 1.9%
Jasa Marga Persero Tbk PT	677,900	$274,524
Perusahaan Gas Negara Persero Tbk	3,807,600	568,754
Telekomunikasi Indonesia Persero Tbk PT	2,793,700	818,793
Unilever Indonesia Tbk PT	114,300	364,327

		2,026,398

Malaysia — 2.7%
AirAsia Group Bhd	504,800	333,408
Axiata Group Bhd	653,885	788,524
Maxis Bhd	546,100	735,255
Public Bank Bhd	45,800	255,031
Top Glove Corp. Bhd	573,900	682,179

		2,794,397

Peru — 1.1%
Cia de Minas Buenaventura SAA, ADR	67,599	1,126,875

Poland — 1.3%
Orange Polska SA*	241,557	433,101
Polski Koncern Naftowy ORLEN SA	37,423	902,533

		1,335,634

Russia — 1.6%
Alrosa PJSC	349,300	475,356
PhosAgro PJSC, GDR	40,277	528,594
Severstal PJSC	41,050	692,914

		1,696,864

South Africa — 3.1%
AngloGold Ashanti, Ltd.	103,531	1,855,760

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Africa — (Continued)
Gold Fields, Ltd.	244,690	$1,329,962

		3,185,722

South Korea — 16.8%
AMOREPACIFIC Group	3,812	206,096
Celltrion Pharm, Inc.*	4,476	186,640
Celltrion, Inc.*	3,422	609,905
Cheil Worldwide, Inc.	16,894	430,159
CJ ENM Co., Ltd.	1,566	240,209
Coway Co., Ltd.	16,732	1,121,601
Fila Korea, Ltd.	2,008	133,355
Hanmi Pharm Co., Ltd.	1,877	657,598
Hanmi Science Co., Ltd.	4,082	241,422
Hanon Systems	66,352	670,406
HLB, Inc.*	9,259	284,291
Hyundai Engineering & Construction Co., Ltd.	11,189	520,252
Hyundai Glovis Co., Ltd.	6,260	873,894
Hyundai Marine & Fire Insurance Co., Ltd.	23,747	585,310
Hyundai Mobis Co., Ltd.	4,414	900,559
Hyundai Motor Co.	2,681	325,380
Kangwon Land, Inc.	15,553	407,454
Kia Motors Corp.	33,447	1,275,964
Korea Aerospace Industries, Ltd.	23,663	738,284
LG Household & Health Care, Ltd.	645	734,633
LG Uplus Corp.	43,350	544,312
Lotte Shopping Co., Ltd.	1,413	196,655
Medy-Tox, Inc.	1,758	686,140
NCSoft Corp.	3,323	1,374,650
Orion Corp.	8,177	655,581

See accompanying Notes to the Quarterly Portfolio of Investments.

3

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Samsung Fire & Marine Insurance Co., Ltd.	1,577	$366,030
Shinsegae, Inc.	1,569	409,555
SillaJen, Inc.*	7,085	303,792
SK Telecom Co., Ltd.	5,994	1,344,516
Yuhan Corp.	2,020	427,944

		17,452,587

Taiwan — 9.2%
Asustek Computer, Inc.	63,000	452,203
AU Optronics Corp.	1,283,000	384,375
Eclat Textile Co., Ltd.	74,660	956,584
Far EasTone Telecommunications Co., Ltd.	600,000	1,512,028
Feng TAY Enterprise Co., Ltd.	120,000	937,357
Innolux Corp.	670,000	158,420
Inventec Corp.	690,000	548,541
Micro-Star International Co., Ltd.	105,000	298,638
Nien Made Enterprise Co., Ltd.	68,000	512,049
Phison Electronics Corp.	47,000	428,889
Powertech Technology, Inc.	93,000	227,910
President Chain Store Corp.	63,000	609,704
TaiMed Biologics, Inc.*	58,000	297,069
Taiwan High Speed Rail Corp.	619,000	911,245
Taiwan Mobile Co., Ltd.	299,000	1,179,269
Tatung Co., Ltd.*	219,000	132,429

		9,546,710

	Number of Shares	Value

COMMON STOCKS — (Continued)
Thailand — 11.7%
Advanced Info Service PCL	238,600	$1,697,786
Airports of Thailand PCL	383,300	919,077
Bangkok Dusit Medical Services PCL	1,614,700	1,369,398
Bangkok Expressway & Metro PCL	2,692,800	1,001,349
Berli Jucker PCL	452,900	746,271
Bumrungrad Hospital PCL	139,100	766,677
Charoen Pokphand Foods PCL	1,085,020	999,913
CP ALL PCL	355,600	998,096
Energy Absolute PCL	550,900	1,001,953
Indorama Ventures PCL	521,300	799,582
PTT Global Chemical PCL	114,800	239,811
Thai Oil PCL	80,200	174,204
Thai Union Group PCL	696,400	415,714
TMB Bank PCL	3,966,900	253,623
True Corp. PCL	3,877,800	740,233

		12,123,687

Turkey — 2.0%
BIM Birlesik Magazalar AS	12,837	176,577
Eregli Demir ve Celik Fabrikalari TAS	358,912	487,477
TAV Havalimanlari Holding AS	58,279	271,422
Tupras Turkiye Petrol Rafinerileri AS	32,318	641,027
Turk Hava Yollari AO*	208,913	464,265

		2,040,768

TOTAL COMMON STOCKS (Cost $95,433,488)		101,440,535

See accompanying Notes to the Quarterly Portfolio of Investments.

4

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

	Number of Shares	Value

PREFERRED STOCKS — 1.9%
Brazil — 1.4%
Braskem SA, Class A*(b)	33,100	$303,162
Petroleo Brasileiro SA(b)	162,800	1,156,997

		1,460,159

South Korea — 0.5%
Hyundai Motor Co.(b)	6,917	517,480

TOTAL PREFERRED STOCKS (Cost $1,908,601)		1,977,639

TOTAL INVESTMENTS - 99.6% (Cost $97,342,089)		103,418,174
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		401,012

NET ASSETS - 100.0%		$103,819,186

*	Non-income producing.
(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2019, these securities amounted to $240,341 or 0.2% of net assets. These securities have been determined by the Adviser to be liquid securities.

(b)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited

At June 30, 2019, the Fund held the following open positions in futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
MSCI Emerging Markets	09/20/19	17	$878,570	$895,390	$16,820

					$16,820

See accompanying Notes to the Quarterly Portfolio of Investments.

5

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2019

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The TOBAM Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

6

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 06/30/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$8,711,366	$8,711,366	$—	$—
China	15,804,784	1,598,091	14,206,693	—
Colombia	505,924	505,924	—	—
Czech Republic	285,420	—	285,420	—
Greece	2,518,773	374,539	2,144,234	—
Hong Kong	1,715,277	—	1,715,277	—
India	18,569,349	754,493	17,814,856	—
Indonesia	2,026,398	—	2,026,398	—
Malaysia	2,794,397	—	2,794,397	—
Peru	1,126,875	1,126,875	—	—
Poland	1,335,634	—	1,335,634	—
Russia	1,696,864	—	1,696,864	—
South Africa	3,185,722	—	3,185,722	—
South Korea	17,452,587	3,262,306	14,190,281	—
Taiwan	9,546,710	1,179,269	8,367,441	—
Thailand	12,123,687	—	12,123,687	—

7

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2019

(Unaudited)

	Total Value at 06/30/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks: (Continued)
Turkey	$2,040,768	$176,577	$1,864,191	$—
Preferred Stocks:
Brazil	1,460,159	1,460,159	—	—
South Korea	517,480	—	517,480	—
Derivatives:
Equity Contracts:
Futures Contracts	16,820	16,820	—	—

Total Investments	$103,434,994	$19,166,419	$84,268,575	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2019, there were no transfers between Levels.

8

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statements of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

For the period ended June 30, 2019, the TOBAM Emerging Markets Fund’s monthly average volume of derivatives was as follows:

Long Futures Notional Cost
$4,983,725

B. Federal Tax Cost:

Federal tax cost*	$97,342,089

Gross unrealized appreciation	$12,535,872
Gross unrealized depreciation	(6,459,787)

Net unrealized appreciation	$6,076,085

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

VERPLANCK BALANCED FUND

Portfolio of Investments

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $
Asset-Backed Securities — 0.22%
BMW Vehicle Owner Trust 2018-A	2.51	06/25/2024	300,000	302,287
Capital One Multi-Asset Execution Trust	2.84	12/15/2024	250,000	254,824
Citibank Credit Card Issuance Trust	2.49	01/20/2023	300,000	302,050
Citibank Credit Card Issuance Trust	2.68	06/07/2023	242,000	244,767
Discover Card Execution Note Trust	2.39	07/15/2024	250,000	252,347
Hyundai Auto Receivables Trust 2018-A	2.79	07/15/2022	600,000	605,022

Total Asset-Backed Securities (Cost $1,944,647)				1,961,297

Common Stocks — 44.99%
Communication Services — 4.59%
Activision Blizzard Inc			12,357	583,250
Alphabet Inc - Class A *			4,859	5,261,325
Alphabet Inc - Class C *			4,983	5,386,175
AT&T Inc			120,169	4,026,863
CBS Corp - Class B			6,100	304,390
CenturyLink Inc			15,642	183,950
Charter Communications Inc - Class A *			2,883	1,139,304
Comcast Corp - Class A			73,889	3,124,027
Discovery Inc - Class A *			3,073	94,341
Discovery Inc - Class C *			5,396	153,516
DISH Network Corp - Class A *			2,000	76,820
Electronic Arts Inc *			4,889	495,060
Facebook Inc - Class A *			38,963	7,519,859
Fox Corp			7,353	269,414
Fox Corp			154	5,626
Interpublic Group of Cos Inc/The			4,016	90,721
Netflix Inc *			7,036	2,584,464
News Corp - Class A			7,587	102,349
News Corp - Class B			1,496	20,884
Omnicom Group Inc			3,801	311,492
Take-Two Interactive Software Inc *			1,815	206,057
TripAdvisor Inc *			1,594	73,786
Twitter Inc *			11,655	406,760
Verizon Communications Inc			67,646	3,864,616
Viacom Inc - Class B			4,557	136,118
Walt Disney Co/The			28,451	3,972,898

				40,394,065

Consumer Discretionary — 4.52%
Advance Auto Parts Inc			826	127,320
Amazon.com Inc *			6,708	12,702,470
Aptiv PLC			4,400	355,652
AutoZone Inc *			406	446,385
Best Buy Co Inc			3,776	263,300
Booking Holdings Inc *			731	1,370,413
BorgWarner Inc			2,434	102,179

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 44.99%
Consumer Discretionary — 4.52%
Capri Holdings Ltd *	1,376	47,720
CarMax Inc *	2,139	185,729
Carnival Corp	6,627	308,487
Chipotle Mexican Grill Inc *	368	269,700
Darden Restaurants Inc	1,512	184,056
Dollar General Corp	4,234	572,267
Dollar Tree Inc *	3,378	362,763
DR Horton Inc	4,740	204,436
eBay Inc	13,741	542,770
Expedia Group Inc	1,895	252,092
Foot Locker Inc	974	40,830
Ford Motor Co	58,040	593,749
Gap Inc/The	4,059	72,940
Garmin Ltd	1,769	141,166
General Motors Co	19,012	732,532
Genuine Parts Co	2,343	242,688
H&R Block Inc	3,598	105,421
Hanesbrands Inc	2,700	46,494
Harley-Davidson Inc	3,089	110,679
Hasbro Inc	1,824	192,760
Hilton Worldwide Holdings Inc	3,612	353,037
Home Depot Inc/The	18,395	3,825,608
Kohl’s Corp	1,545	73,465
L Brands Inc	3,454	90,149
Leggett & Platt Inc	1,921	73,709
Lennar Corp - Class A	2,860	138,596
LKQ Corp *	5,292	140,820
Lowe’s Cos Inc	13,011	1,312,940
Macy’s Inc	5,002	107,343
Marriott International Inc - Class A	4,970	697,241
McDonald’s Corp	12,528	2,601,564
MGM Resorts International	8,552	244,331
Mohawk Industries Inc *	843	124,317
Newell Brands Inc	6,537	100,801
NIKE Inc - Class B	20,701	1,737,849
Nordstrom Inc	848	27,017
Norwegian Cruise Line Holdings Ltd *	3,169	169,953
O’Reilly Automotive Inc *	1,277	471,622
PulteGroup Inc	4,484	141,784
PVH Corp	1,269	120,098
Ralph Lauren Corp	804	91,326
Ross Stores Inc	6,307	625,150
Royal Caribbean Cruises Ltd	2,416	292,843
Starbucks Corp	20,325	1,703,845

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 44.99%
Consumer Discretionary — 4.52%
Tapestry Inc	3,701	117,433
Target Corp	8,557	741,122
Tiffany & Co	1,629	152,540
TJX Cos Inc/The	20,693	1,094,246
Tractor Supply Co	1,548	168,422
Ulta Beauty Inc *	911	316,017
Under Armour Inc - Class A *	2,701	68,470
Under Armour Inc - Class C *	3,871	85,936
VF Corp	5,479	478,591
Whirlpool Corp	955	135,954
Wynn Resorts Ltd	836	103,656
Yum! Brands Inc	5,016	555,121

		39,859,914

Consumer Staples — 3.33%
Altria Group Inc	30,942	1,465,104
Archer-Daniels-Midland Co	9,541	389,273
Brown-Forman Corp - Class B	3,501	194,060
Campbell Soup Co	3,277	131,309
Church & Dwight Co Inc	3,977	290,560
Clorox Co/The	1,889	289,225
Coca-Cola Co/The	63,486	3,232,707
Colgate-Palmolive Co	14,696	1,053,262
Conagra Brands Inc	7,135	189,220
Constellation Brands Inc - Class A	2,900	571,126
Costco Wholesale Corp	7,022	1,855,634
Coty Inc - Class A	5,236	70,162
Estee Lauder Cos Inc/The - Class A	3,696	676,775
General Mills Inc	9,211	483,762
Hershey Co/The	2,380	318,991
Hormel Foods Corp	4,930	199,862
JM Smucker Co/The	1,679	193,404
Kellogg Co	4,570	244,815
Kimberly-Clark Corp	5,750	766,360
Kraft Heinz Co/The	10,062	312,324
Kroger Co/The	13,944	302,724
Lamb Weston Holdings Inc	2,411	152,761
McCormick & Co Inc	2,068	320,561
Molson Coors Brewing Co - Class B	3,017	168,952
Mondelez International Inc - Class A	24,002	1,293,708
Monster Beverage Corp *	6,434	410,682
PepsiCo Inc	23,336	3,060,050
Philip Morris International Inc	25,491	2,001,808
Procter & Gamble Co/The	41,016	4,497,404
Sysco Corp	7,998	565,619

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 44.99%
Consumer Staples — 3.33%
Tyson Foods Inc - Class A	4,095	330,630
Walgreens Boots Alliance Inc	13,118	717,161
Walmart Inc	23,485	2,594,858

		29,344,853

Energy — 2.28%
Anadarko Petroleum Corp	8,075	569,772
Apache Corp	6,019	174,370
Baker Hughes a GE Co	7,732	190,439
Cabot Oil & Gas Corp	7,023	161,248
Chevron Corp	30,895	3,844,574
Cimarex Energy Co	1,417	84,071
Concho Resources Inc	3,289	339,359
ConocoPhillips	18,453	1,125,633
Devon Energy Corp	6,779	193,337
Diamondback Energy Inc	2,574	280,489
EOG Resources Inc	9,520	886,883
Exxon Mobil Corp	68,894	5,279,347
Halliburton Co	13,918	316,495
Helmerich & Payne Inc	1,317	66,667
Hess Corp	4,139	263,116
HollyFrontier Corp	2,526	116,903
Kinder Morgan Inc	29,528	616,545
Marathon Oil Corp	13,331	189,433
Marathon Petroleum Corp	10,904	609,316
National Oilwell Varco Inc	4,854	107,904
Noble Energy Inc	7,980	178,752
Occidental Petroleum Corp	12,344	620,656
ONEOK Inc	8,067	555,090
Phillips 66	7,179	671,524
Pioneer Natural Resources Co	2,783	428,192
Schlumberger Ltd	22,305	886,401
TechnipFMC PLC (United Kingdom)	6,670	173,020
Valero Energy Corp	6,768	579,408
Williams Cos Inc/The	19,467	545,855

		20,054,799

Financials — 5.92%
Affiliated Managers Group Inc	926	85,322
Aflac Inc	13,161	721,354
Allstate Corp/The	5,766	586,345
American Express Co	11,479	1,416,968
American International Group Inc	14,484	771,707
Ameriprise Financial Inc	2,298	333,578
Aon PLC	3,979	767,867

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 44.99%
Financials — 5.92%
Arthur J Gallagher & Co	3,047	266,887
Assurant Inc	1,042	110,848
Bank Of America Corp	146,554	4,250,066
Bank Of New York Mellon Corp/The	5,300	233,995
BB&T Corp	12,103	594,620
Berkshire Hathaway Inc - Class B *	32,092	6,841,052
BlackRock Inc	1,823	855,534
Capital One Financial Corp	7,827	710,222
Cboe Global Markets Inc	1,371	142,077
Charles Schwab Corp/The	19,638	789,251
Chubb Ltd	7,657	1,127,800
Cincinnati Financial Corp	2,397	248,497
Citigroup Inc	38,395	2,688,802
Citizens Financial Group Inc	7,966	281,678
CME Group Inc	5,352	1,038,877
Comerica Inc	2,649	192,423
Discover Financial Services	5,474	424,728
E*TRADE Financial Corp	3,699	164,975
Everest Re Group Ltd	724	178,958
Fifth Third Bancorp	7,966	222,251
First Republic Bank/CA	2,813	274,689
Franklin Resources Inc	5,310	184,788
Goldman Sachs Group Inc/The	5,665	1,159,059
Hartford Financial Services Group Inc/The	3,716	207,056
Huntington Bancshares Inc/OH	9,923	137,136
Intercontinental Exchange Inc	8,811	757,217
Invesco Ltd	6,976	142,729
Jefferies Financial Group Inc	4,589	88,246
JPmorgan Chase & Co	53,343	5,963,747
KeyCorp	13,874	246,264
Lincoln National Corp	3,645	234,920
Loews Corp	4,736	258,917
M&T Bank Corp	2,407	409,358
MarketAxess Holdings Inc	549	176,460
Marsh & McLennan Cos Inc	8,390	836,902
MetLife Inc	16,667	827,850
Moody’s Corp	2,751	537,298
Morgan Stanley	21,352	935,431
MSCI Inc	1,339	319,740
Nasdaq Inc	2,026	194,840
Northern Trust Corp	3,680	331,200
People’s United Financial Inc	8,936	149,946
PNC Financial Services Group Inc/The	7,556	1,037,288
Principal Financial Group Inc	4,456	258,092

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 44.99%
Financials — 5.92%
Progressive Corp/The	9,526	761,413
Prudential Financial Inc	6,915	698,415
Raymond James Financial Inc	2,029	171,552
Regions Financial Corp	16,026	239,428
S&P Global Inc	4,130	940,773
State Street Corp	6,370	357,102
SunTrust Banks Inc	5,903	371,004
SVB Financial Group *	861	193,372
Synchrony Financial	10,893	377,660
T Rowe Price Group Inc	4,082	447,836
Torchmark Corp	1,993	178,294
Travelers Cos Inc/The	4,515	675,083
Unum Group	4,092	137,287
US Bancorp	25,103	1,315,397
Wells Fargo & Co	67,395	3,189,131
Willis Towers Watson PLC	1,907	365,267
Zions Bancorp NA	1,019	46,854

		52,181,723

Health Care — 6.39%
Abbott Laboratories	28,512	2,397,859
AbbVie Inc	23,837	1,733,427
ABIOMED Inc *	683	177,915
Agilent Technologies Inc	5,079	379,249
Alexion Pharmaceuticals Inc *	3,583	469,301
Align Technology Inc *	1,160	317,492
Allergan PLC	5,115	856,404
AmerisourceBergen Corp	2,637	224,831
Amgen Inc	10,041	1,850,355
Anthem Inc	4,150	1,171,172
Baxter International Inc	7,742	634,070
Becton Dickinson and Co	4,408	1,110,860
Biogen Inc *	3,172	741,836
Boston Scientific Corp *	22,458	965,245
Bristol-Myers Squibb Co	26,597	1,206,174
Cardinal Health Inc	5,188	244,355
Celgene Corp *	11,310	1,045,496
Centene Corp *	6,622	347,258
Cerner Corp	5,005	366,866
Cigna Corp	6,214	979,016
Cooper Cos Inc/The	774	260,753
CVS Health Corp	21,116	1,150,611
Danaher Corp	10,252	1,465,216
DaVita Inc *	2,123	119,440
DENTSPLY SIRONA Inc	3,752	218,967

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 44.99%
Health Care — 6.39%
Edwards Lifesciences Corp *	3,331	615,369
Eli Lilly & Co	13,996	1,550,617
Gilead Sciences Inc	20,628	1,393,628
HCA Healthcare Inc	4,282	578,798
Henry Schein Inc *	2,057	143,784
Hologic Inc *	4,289	205,958
Humana Inc	2,205	584,986
IDEXX Laboratories Inc *	1,363	375,275
Illumina Inc *	2,380	876,197
Incyte Corp *	2,612	221,916
Intuitive Surgical Inc *	1,854	972,516
IQVIA Holdings Inc *	2,400	386,160
Johnson & Johnson	43,516	6,060,908
Laboratory Corp of America Holdings *	1,572	271,799
McKesson Corp	3,198	429,779
Medtronic PLC	21,891	2,131,964
Merck & Co., Inc.	41,883	3,511,890
Mettler-Toledo International Inc *	409	343,560
Mylan NV *	8,031	152,910
Nektar Therapeutics *	2,680	95,354
PerkinElmer Inc	1,071	103,180
Perrigo Co PLC	2,112	100,573
Pfizer Inc	90,123	3,904,128
Quest Diagnostics Inc	2,174	221,335
Regeneron Pharmaceuticals Inc *	1,256	393,128
ResMed Inc	2,288	279,205
Stryker Corp	5,080	1,044,346
Teleflex Inc	772	255,648
Thermo Fisher Scientific Inc	6,613	1,942,106
UnitedHealth Group Inc	15,654	3,819,733
Universal Health Services Inc - Class B	1,348	175,766
Varian Medical Systems Inc *	1,460	198,750
Vertex Pharmaceuticals Inc *	4,078	747,824
Waters Corp *	1,155	248,602
WellCare Health Plans Inc *	826	235,468
Zimmer Biomet Holdings Inc	3,341	393,369
Zoetis Inc	7,774	882,271

		56,282,968

Industrials — 4.21%
3M Co	9,420	1,632,863
Alaska Air Group Inc	2,101	134,275
Allegion PLC	1,305	144,268
American Airlines Group Inc	4,489	146,386
AMETEK Inc	3,474	315,578

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 44.99%
Industrials — 4.21%
AO Smith Corp	2,169	102,290
Arconic Inc	2,992	77,253
Boeing Co/The	8,511	3,098,089
Caterpillar Inc	9,453	1,288,349
CH Robinson Worldwide Inc	2,236	188,607
Cintas Corp	1,361	322,952
Copart Inc *	3,013	225,192
CSX Corp	12,631	977,260
Cummins Inc	2,443	418,584
Deere & Co	5,220	865,006
Delta Air Lines Inc	10,366	588,270
Dover Corp	2,014	201,803
Eaton Corp PLC	6,913	575,715
Emerson Electric Co	10,361	691,286
Equifax Inc	1,995	269,804
Expeditors International of Washington Inc	2,869	217,642
Fastenal Co	7,042	229,499
FedEx Corp	3,976	652,819
Flowserve Corp	1,861	98,056
Fortive Corp	4,702	383,307
Fortune Brands Home & Security Inc	2,157	123,229
General Dynamics Corp	4,521	822,008
General Electric Co	141,480	1,485,540
Honeywell International Inc	11,994	2,094,032
Huntington Ingalls Industries Inc	662	148,778
IHS Markit Ltd *	6,067	386,589
Illinois Tool Works Inc	5,060	763,099
Ingersoll-Rand PLC	3,746	474,506
Jacobs Engineering Group Inc	144	12,152
JB Hunt Transport Services Inc	808	73,859
Johnson Controls International PLC	15,230	629,151
Kansas City Southern	1,617	196,983
L3 Technologies Inc *	1,274	312,347
L3Harris Technologies Inc	1,899	359,158
Lockheed Martin Corp	4,024	1,462,885
Masco Corp	4,789	187,920
Nielsen Holdings PLC	4,458	100,751
Norfolk Southern Corp	4,366	870,275
Northrop Grumman Corp	2,790	901,477
PACCAR Inc	6,065	434,618
Parker-Hannifin Corp	2,101	357,191
Pentair PLC	2,511	93,409
Quanta Services Inc	2,585	98,721
Raytheon Co	4,639	806,629

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 44.99%
Industrials — 4.21%
Republic Services Inc	4,522	391,786
Robert Half International Inc	1,941	110,656
Rockwell Automation Inc	2,024	331,592
Rollins Inc	2,143	76,869
Roper Technologies Inc	1,434	525,217
Snap-on Inc	653	108,163
Southwest Airlines Co	8,352	424,115
Stanley Black & Decker Inc	2,383	344,606
Textron Inc	3,670	194,657
TransDigm Group Inc *	775	374,945
Union Pacific Corp	11,867	2,006,828
United Continental Holdings Inc *	3,800	332,690
United Parcel Service Inc - Class B	11,528	1,190,497
United Rentals Inc *	1,245	165,124
United Technologies Corp	13,211	1,720,072
Verisk Analytics Inc	2,484	363,807
Wabtec Corp	2,100	150,696
Waste Management Inc	7,074	816,127
WW Grainger Inc	717	192,321
Xylem Inc/NY	2,912	243,560

		37,104,788

Information Technology — 9.74%
Accenture PLC - Class A	10,479	1,936,205
Adobe Inc *	7,956	2,344,235
Advanced Micro Devices Inc *	13,871	421,262
Akamai Technologies Inc *	2,462	197,305
Alliance Data Systems Corp	782	109,582
Amphenol Corp - Class A	5,207	499,560
Analog Devices Inc	5,285	596,518
ANSYS Inc *	1,369	280,399
Apple Inc	72,653	14,379,482
Applied Materials Inc	15,590	700,147
Arista Networks, Inc. *	787	204,321
Autodesk Inc *	3,520	573,408
Automatic Data Processing Inc	7,191	1,188,888
Broadcom, Inc.	6,448	1,856,121
Broadridge Financial Solutions Inc	1,867	238,379
Cadence Design Systems Inc *	4,387	310,643
Cisco Systems Inc	71,890	3,934,540
Citrix Systems Inc	2,124	208,449
Cognizant Technology Solutions Corp - Class A	9,388	595,105
Corning Inc	13,126	436,177
DXC Technology Co	4,392	242,219
F5 Networks Inc *	1,005	146,358

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 44.99%
Information Technology — 9.74%
Fidelity National Information Services Inc	4,902	601,377
Fiserv Inc *	6,463	589,167
FleetCor Technologies Inc *	1,404	394,313
FLIR Systems Inc	2,258	122,158
Fortinet Inc *	2,373	182,318
Gartner Inc *	1,583	254,768
Global Payments Inc	2,486	398,083
Hewlett Packard Enterprise Co	22,998	343,820
HP Inc	25,487	529,875
Intel Corp	73,100	3,499,297
International Business Machines Corp	14,679	2,024,234
Intuit Inc	4,223	1,103,597
IPG Photonics Corp *	677	104,427
Jack Henry & Associates Inc	1,120	149,990
Juniper Networks Inc	6,274	167,077
Keysight Technologies, Inc. *	2,585	232,159
KLA-Tencor Corp	2,572	304,010
Lam Research Corp	2,346	440,673
Mastercard, Inc., Class A	14,741	3,899,437
Maxim Integrated Products Inc	4,372	261,533
Microchip Technology Inc	4,032	349,574
Micron Technology Inc *	18,360	708,512
Microsoft Corp	124,310	16,652,568
Motorola Solutions Inc	2,683	447,337
NetApp Inc	4,044	249,515
NVIDIA Corp	9,790	1,607,812
Oracle Corp	42,051	2,395,645
Paychex Inc	5,228	430,212
PayPal Holdings Inc *	19,026	2,177,716
Qorvo Inc *	1,784	118,832
QUALCOMM Inc	19,576	1,489,146
Red Hat Inc *	2,879	540,561
salesforce.com, Inc. *	12,476	1,892,983
Seagate Technology PLC	4,409	207,752
Skyworks Solutions Inc	3,015	232,969
Symantec Corp	9,946	216,425
Synopsys Inc *	2,385	306,926
TE Connectivity Ltd	4,800	459,744
Texas Instruments Inc	15,441	1,772,009
Total System Services Inc	2,537	325,421
VeriSign Inc *	1,587	331,937
Visa Inc - Class A	28,594	4,962,489
Western Digital Corp	4,312	205,036
Western Union Co/The	8,365	166,380

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 44.99%
Information Technology — 9.74%
Xerox Corp	1,674	59,276
Xilinx Inc	4,043	476,751

		85,785,144

Materials — 1.27%
Air Products & Chemicals Inc	3,596	814,026
Albemarle Corp	1,675	117,937
Amcor PLC (United Kingdom) *	28,462	327,028
Avery Dennison Corp	1,384	160,101
Ball Corp	5,148	360,309
Celanese Corp	2,168	233,710
CF Industries Holdings Inc	3,678	171,799
Corteva Inc *	12,684	375,066
Dow Inc	12,252	604,146
DuPont de Nemours Inc	12,361	927,940
Eastman Chemical Co	2,033	158,228
Ecolab Inc	4,348	858,469
FMC Corp	1,745	144,748
Freeport-McMoRan Inc	22,406	260,134
International Flavors & Fragrances Inc	1,090	158,148
International Paper Co	6,958	301,421
Linde PLC (United Kingdom)	9,081	1,823,465
LyondellBasell Industries NV - Class A	5,109	440,038
Martin Marietta Materials Inc	1,015	233,562
Mosaic Co/The	5,807	145,349
Newmont Mining Corp	14,005	538,772
Nucor Corp	4,926	271,423
Packaging Corp of America	1,664	158,612
PPG Industries Inc	3,983	464,856
Sealed Air Corp	2,182	93,346
Sherwin-Williams Co/The	1,355	620,983
Vulcan Materials Co	2,199	301,945
WestRock Co	3,780	137,857

		11,203,418

Real Estate — 1.47%
Alexandria Real Estate Equities Inc REIT	2,138	301,650
American Tower Corp REIT	7,305	1,493,507
Apartment Investment & Management Co - Class A REIT	3,224	161,587
AvalonBay Communities Inc REIT	2,468	501,448
Boston Properties Inc REIT	2,823	364,167
CBRE Group Inc - Class A *	5,698	292,307
Crown Castle International Corp REIT	7,117	927,701
Digital Realty Trust Inc REIT	3,677	433,114
Duke Realty Corp REIT	7,181	226,991

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 44.99%
Real Estate — 1.47%
Equinix Inc REIT	1,455	733,742
Equity Residential REIT	6,504	493,784
Essex Property Trust Inc REIT	1,235	360,534
Extra Space Storage Inc REIT	2,210	234,481
Federal Realty Investment Trust REIT	1,337	172,152
HCP Inc REIT	8,394	268,440
Host Hotels & Resorts Inc REIT	9,476	172,653
Iron Mountain Inc REIT	4,712	147,486
Kimco Realty Corp REIT	7,784	143,848
Macerich Co/The REIT	2,273	76,123
Mid-America Apartment Communities Inc REIT	2,110	248,474
Prologis Inc REIT	10,817	866,442
Public Storage REIT	2,634	627,340
Realty Income Corp REIT	5,351	369,058
Regency Centers Corp REIT	3,413	227,784
SBA Communications Corp REIT *	1,912	429,894
Simon Property Group Inc REIT	5,367	857,432
SL Green Realty Corp REIT	1,747	140,406
UDR Inc REIT	5,067	227,458
Ventas Inc REIT	6,057	413,996
Vornado Realty Trust REIT	3,086	197,813
Welltower Inc REIT	6,515	531,168
Weyerhaeuser Co REIT	13,016	342,841

		12,985,821

Utilities — 1.27%
AES Corp	33,720	565,147
Alliant Energy Corp	21,411	1,050,852
American Water Works Co Inc	6,351	736,716
Atmos Energy Corp	5,570	587,969
CenterPoint Energy Inc	20,739	593,758
CMS Energy Corp	17,490	1,012,846
Consolidated Edison Inc	13,847	1,214,105
Eversource Energy	15,876	1,202,766
NiSource Inc	24,183	696,470
PPL Corp	36,862	1,143,091
Sempra Energy	8,703	1,196,140
WEC Energy Group Inc	14,384	1,199,194

		11,199,054

Total Common Stocks (Cost $389,646,786)		396,396,547

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Agencies — 0.03%
Private Export Funding Corp	2.80	05/15/2022	284,000	292,087

Basic Industry — 0.39%
Air Products & Chemicals Inc	3.35	07/31/2024	100,000	104,604
Barrick North America Finance LLC (Canada)	5.70	05/30/2041	10,000	11,961
Barrick North America Finance LLC (Canada)	5.75	05/01/2043	25,000	31,238
BHP Billiton Finance USA Ltd (Australia)	5.00	09/30/2043	142,000	177,898
Dow Chemical Co/The	3.00	11/15/2022	150,000	152,066
Dow Chemical Co/The	5.25	11/15/2041	30,000	32,859
DowDuPont Inc	5.32	11/15/2038	235,000	275,931
DowDuPont Inc	5.42	11/15/2048	40,000	48,605
Eastman Chemical Co	3.80	03/15/2025	150,000	156,886
Ecolab Inc	2.38	08/10/2022	150,000	150,646
Georgia-Pacific LLC	8.88	05/15/2031	75,000	116,188
International Paper Co	3.65	06/15/2024	200,000	209,009
International Paper Co	4.80	06/15/2044	100,000	102,645
LyondellBasell Industries NV	4.62	02/26/2055	140,000	141,545
Methanex Corp (Canada)	4.25	12/01/2024	100,000	101,902
Mosaic Co/The	4.25	11/15/2023	30,000	31,820
Mosaic Co/The	4.88	11/15/2041	95,000	95,611
Newmont Mining Corp	6.25	10/01/2039	100,000	128,381
Nutrien Ltd (Canada)	4.00	12/15/2026	150,000	156,486
Nutrien Ltd (Canada)	4.90	06/01/2043	100,000	108,849
Praxair Inc	3.00	09/01/2021	75,000	76,288
Praxair Inc	3.20	01/30/2026	92,000	96,075
Rio Tinto Alcan Inc (Canada)	6.12	12/15/2033	67,000	89,745
Sherwin-Williams Co/The	3.45	06/01/2027	190,000	195,544
Sherwin-Williams Co/The	4.55	08/01/2045	242,000	253,463
Southern Copper Corp (Peru)	6.75	04/16/2040	100,000	126,170
Vale Overseas Ltd (Brazil)	4.38	01/11/2022	100,000	103,026
Vale Overseas Ltd (Brazil)	6.88	11/21/2036	100,000	120,125

				3,395,566

Capital Goods — 0.69%
3M Co	2.25	09/19/2026	242,000	237,157
3M Co	2.88	10/15/2027	300,000	302,315
Boeing Co/The	5.88	02/15/2040	75,000	98,296
Boeing Co/The	3.90	05/01/2049	100,000	104,516
Caterpillar Inc	5.30	09/15/2035	67,000	81,734
Caterpillar Inc	4.30	05/15/2044	100,000	114,252
Deere & Co	2.60	06/08/2022	200,000	202,381
Deere & Co	3.90	06/09/2042	73,000	79,567
Eaton Corp	3.10	09/15/2027	100,000	101,536
Fortive Corp	3.15	06/15/2026	35,000	34,899

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Capital Goods — 0.69%
Fortive Corp	4.30	06/15/2046	100,000	101,159
General Dynamics Corp	2.25	11/15/2022	159,000	159,697
General Electric Co	2.70	10/09/2022	235,000	234,738
General Electric Co	6.75	03/15/2032	142,000	174,955
General Electric Co	5.88	01/14/2038	121,000	136,606
Harris Corp	4.40	06/15/2028	150,000	163,898
Hubbell Inc	3.35	03/01/2026	142,000	142,486
Illinois Tool Works Inc	2.65	11/15/2026	142,000	143,463
Ingersoll-Rand Global Holding Co Ltd	3.75	08/21/2028	160,000	167,155
John Deere Capital Corp	2.95	04/01/2022	100,000	102,011
John Deere Capital Corp	2.80	03/06/2023	200,000	204,305
Johnson Controls International PLC	5.12	09/14/2045	19,000	20,754
L3 Technologies Inc	4.40	06/15/2028	125,000	136,513
Lockheed Martin Corp	3.35	09/15/2021	100,000	102,558
Lockheed Martin Corp	4.09	09/15/2052	150,000	166,892
Masco Corp	5.95	03/15/2022	100,000	108,194
Northrop Grumman Corp	2.55	10/15/2022	150,000	150,312
Northrop Grumman Corp	2.93	01/15/2025	150,000	152,774
Northrop Grumman Corp	3.25	01/15/2028	300,000	307,958
Northrop Grumman Corp	4.03	10/15/2047	100,000	106,676
Owens Corning	4.20	12/01/2024	100,000	103,903
Parker-Hannifin Corp	4.00	06/14/2049	20,000	21,162
Republic Services Inc	3.55	06/01/2022	200,000	206,204
Rockwell Collins Inc	4.80	12/15/2043	25,000	28,413
Rockwell Collins Inc	4.35	04/15/2047	70,000	76,491
Snap-on Inc	3.25	03/01/2027	100,000	103,543
United Technologies Corp	2.30	05/04/2022	200,000	199,828
United Technologies Corp	3.65	08/16/2023	150,000	157,094
United Technologies Corp	3.12	05/04/2027	30,000	30,821
United Technologies Corp	4.50	06/01/2042	100,000	113,135
United Technologies Corp	4.05	05/04/2047	100,000	106,722
United Technologies Corp	4.62	11/16/2048	35,000	40,815
Waste Connections Inc	3.50	05/01/2029	100,000	104,099
Waste Management Inc	3.15	11/15/2027	100,000	103,259
Waste Management Inc	3.90	03/01/2035	100,000	106,877
Waste Management Inc	4.15	07/15/2049	100,000	109,225
WW Grainger Inc	3.75	05/15/2046	97,000	94,482

				6,045,830

Communications — 1.23%
Activision Blizzard Inc	3.40	06/15/2027	100,000	100,471
America Movil SAB de CV (Mexico)	3.62	04/22/2029	200,000	207,060
America Movil SAB de CV (Mexico)	6.12	03/30/2040	100,000	130,112
America Movil SAB de CV (Mexico)	4.38	04/22/2049	200,000	217,280
American Tower Corp	3.00	06/15/2023	100,000	100,970

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Communications — 1.23%
American Tower Corp	3.80	08/15/2029	40,000	41,232
AT&T Inc	3.88	08/15/2021	36,000	37,088
AT&T Inc	3.00	06/30/2022	100,000	101,751
AT&T Inc	3.80	03/01/2024	100,000	105,197
AT&T Inc	4.45	04/01/2024	240,000	258,252
AT&T Inc	3.40	05/15/2025	340,000	349,522
AT&T Inc	2.95	07/15/2026	20,000	19,860
AT&T Inc	3.80	02/15/2027	520,000	541,151
AT&T Inc	4.25	03/01/2027	270,000	289,382
AT&T Inc	4.35	03/01/2029	60,000	64,625
AT&T Inc	4.85	03/01/2039	40,000	42,929
AT&T Inc	5.35	09/01/2040	125,000	141,093
AT&T Inc	4.85	07/15/2045	150,000	160,308
AT&T Inc	4.75	05/15/2046	180,000	190,083
AT&T Inc	4.55	03/09/2049	153,000	156,167
CBS Corp	4.30	02/15/2021	125,000	128,107
CBS Corp	2.50	02/15/2023	100,000	99,460
CBS Corp	4.00	01/15/2026	15,000	15,696
CBS Corp	3.38	02/15/2028	150,000	149,381
CBS Corp	4.60	01/15/2045	100,000	103,375
Charter Communications Operating LLC / Charter Communications Operating Capital	4.91	07/23/2025	300,000	325,693
Charter Communications Operating LLC / Charter Communications Operating Capital	5.38	05/01/2047	300,000	316,557
Comcast Corp	2.75	03/01/2023	145,000	147,133
Comcast Corp	3.70	04/15/2024	110,000	116,748
Comcast Corp	3.15	03/01/2026	100,000	103,498
Comcast Corp	3.55	05/01/2028	20,000	21,058
Comcast Corp	3.20	07/15/2036	250,000	242,830
Comcast Corp	6.45	03/15/2037	108,000	146,362
Comcast Corp	3.90	03/01/2038	25,000	26,325
Comcast Corp	4.60	10/15/2038	100,000	114,505
Comcast Corp	4.60	08/15/2045	85,000	96,617
Comcast Corp	4.00	03/01/2048	185,000	195,696
Comcast Corp	4.70	10/15/2048	135,000	158,114
Crown Castle International Corp	4.88	04/15/2022	35,000	37,211
Crown Castle International Corp	4.45	02/15/2026	150,000	161,800
Deutsche Telekom International Finance BV	8.75	06/15/2030	100,000	143,997
Discovery Communications LLC	2.95	03/20/2023	120,000	121,094
Discovery Communications LLC	4.13	05/15/2029	50,000	52,075
Discovery Communications LLC	4.88	04/01/2043	100,000	99,274
Discovery Communications LLC	5.20	09/20/2047	120,000	126,832

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Communications — 1.23%
Discovery Communications LLC	5.30	05/15/2049	50,000	53,805
Grupo Televisa SAB (Mexico)	6.63	03/18/2025	150,000	172,986
Interpublic Group of Cos Inc/The	3.50	10/01/2020	200,000	202,548
Interpublic Group of Cos Inc/The	3.75	10/01/2021	150,000	153,931
Interpublic Group of Cos Inc/The	4.65	10/01/2028	150,000	163,815
Interpublic Group of Cos Inc/The	5.40	10/01/2048	100,000	111,210
Rogers Communications Inc (Canada)	4.30	02/15/2048	15,000	15,974
Rogers Communications Inc (Canada)	4.35	05/01/2049	200,000	216,441
Telefonica Emisiones SA (Spain)	5.21	03/08/2047	270,000	297,667
Time Warner Cable LLC	7.30	07/01/2038	150,000	182,047
TWDC Enterprises 18 Corp	2.35	12/01/2022	150,000	151,045
TWDC Enterprises 18 Corp	4.12	06/01/2044	125,000	142,233
Verizon Communications Inc	2.95	03/15/2022	150,000	153,246
Verizon Communications Inc	3.13	03/16/2022	100,000	102,478
Verizon Communications Inc	5.15	09/15/2023	100,000	111,658
Verizon Communications Inc	4.13	03/16/2027	290,000	315,400
Verizon Communications Inc	4.50	08/10/2033	160,000	180,251
Verizon Communications Inc	5.25	03/16/2037	150,000	179,420
Verizon Communications Inc	4.81	03/15/2039	130,000	149,452
Verizon Communications Inc	4.75	11/01/2041	100,000	112,287
Verizon Communications Inc	4.86	08/21/2046	76,000	88,486
Verizon Communications Inc	5.50	03/16/2047	120,000	150,667
Verizon Communications Inc	5.01	04/15/2049	110,000	131,009
Viacom Inc	6.88	04/30/2036	200,000	253,408
Vodafone Group PLC (United Kingdom)	3.75	01/16/2024	150,000	156,831
Vodafone Group PLC (United Kingdom)	4.38	05/30/2028	75,000	81,074
Vodafone Group PLC (United Kingdom)	5.00	05/30/2038	60,000	65,268
Vodafone Group PLC (United Kingdom)	5.25	05/30/2048	60,000	66,233
Vodafone Group PLC (United Kingdom)	5.13	06/19/2059	50,000	53,263
Walt Disney Co/The	2.95	06/15/2027	100,000	104,369

				10,822,473

Consumer, Cyclical — 0.93%
Alibaba Group Holding Ltd (China)	3.60	11/28/2024	285,000	297,299
Alibaba Group Holding Ltd (China)	4.00	12/06/2037	200,000	204,537
Amazon.com Inc	5.20	12/03/2025	200,000	233,616
Amazon.com Inc	3.88	08/22/2037	215,000	237,063
American Honda Finance Corp (Japan)	2.65	02/12/2021	15,000	15,092
American Honda Finance Corp (Japan)	1.70	09/09/2021	100,000	98,851
American Honda Finance Corp (Japan)	3.45	07/14/2023	50,000	52,148
Automatic Data Processing Inc	3.38	09/15/2025	150,000	158,811
Costco Wholesale Corp	3.00	05/18/2027	30,000	31,031
Cummins Inc	4.88	10/01/2043	10,000	11,766
Daimler Finance North America LLC (Germany)	8.50	01/18/2031	100,000	149,056

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Consumer, Cyclical — 0.93%
Darden Restaurants Inc	4.55	02/15/2048	5,000	5,022
Dollar Tree Inc	4.20	05/15/2028	30,000	31,068
eBay Inc	3.80	03/09/2022	10,000	10,353
eBay Inc	3.60	06/05/2027	10,000	10,236
Ford Motor Co	4.35	12/08/2026	80,000	80,668
Ford Motor Co	7.40	11/01/2046	75,000	84,586
Ford Motor Co	5.29	12/08/2046	240,000	223,239
Ford Motor Credit Co LLC	2.98	08/03/2022	200,000	197,879
General Motors Co	5.15	04/01/2038	150,000	147,854
General Motors Co	5.20	04/01/2045	10,000	9,549
General Motors Co	6.75	04/01/2046	155,000	174,936
General Motors Financial Co Inc	3.20	07/06/2021	490,000	494,302
General Motors Financial Co Inc	3.55	07/08/2022	100,000	101,789
General Motors Financial Co Inc	4.30	07/13/2025	25,000	25,769
General Motors Financial Co Inc	4.35	01/17/2027	250,000	254,658
Home Depot Inc/The	4.40	04/01/2021	142,000	146,945
Home Depot Inc/The	3.00	04/01/2026	150,000	155,281
Home Depot Inc/The	4.88	02/15/2044	200,000	242,461
Home Depot Inc/The	3.50	09/15/2056	24,000	23,689
IHS Markit Ltd	3.63	05/01/2024	74,000	76,268
Lowe’s Cos Inc	3.65	04/05/2029	100,000	104,413
Lowe’s Cos Inc	3.70	04/15/2046	150,000	141,247
Lowe’s Cos Inc	4.55	04/05/2049	100,000	107,358
Macy’s Retail Holdings Inc	2.88	02/15/2023	120,000	117,503
Marriott International Inc	3.25	09/15/2022	100,000	102,265
Marriott International Inc	4.15	12/01/2023	75,000	79,503
Marriott International Inc	3.13	06/15/2026	15,000	15,004
Marriott International Inc	4.65	12/01/2028	75,000	82,513
Mastercard Inc	3.38	04/01/2024	100,000	105,589
McDonald’s Corp	2.75	12/09/2020	200,000	201,212
McDonald’s Corp	3.63	05/20/2021	100,000	102,530
McDonald’s Corp	4.70	12/09/2035	25,000	28,479
NIKE Inc	2.25	05/01/2023	73,000	73,392
NIKE Inc	3.88	11/01/2045	71,000	76,452
PACCAR Financial Corp	2.30	08/10/2022	150,000	150,254
Royal Caribbean Cruises Ltd	7.50	10/15/2027	100,000	123,839
Starbucks Corp	2.70	06/15/2022	142,000	143,907
Starbucks Corp	2.45	06/15/2026	92,000	91,053
Starbucks Corp	4.00	11/15/2028	100,000	108,991
Starbucks Corp	3.55	08/15/2029	100,000	104,705
Starbucks Corp	4.45	08/15/2049	100,000	109,503
Target Corp	4.00	07/01/2042	140,000	152,043
Toyota Motor Credit Corp (Japan)	1.90	04/08/2021	155,000	154,320
Toyota Motor Credit Corp (Japan)	3.30	01/12/2022	242,000	248,831

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Consumer, Cyclical — 0.93%
Visa Inc	2.80	12/14/2022	135,000	138,235
Visa Inc	4.30	12/14/2045	146,000	172,941
Visa Inc	3.65	09/15/2047	20,000	21,501
Walgreen Co	3.10	09/15/2022	70,000	71,208
Walgreens Boots Alliance Inc	3.45	06/01/2026	90,000	90,858
Walmart Inc	3.40	06/26/2023	85,000	89,337
Walmart Inc	3.30	04/22/2024	242,000	254,408
Walmart Inc	2.85	07/08/2024	50,000	51,658
Walmart Inc	3.70	06/26/2028	215,000	234,621
Walmart Inc	3.25	07/08/2029	100,000	105,430
Walmart Inc	3.95	06/28/2038	30,000	33,415
Walmart Inc	4.05	06/29/2048	160,000	183,325

				8,157,665

Consumer, Non-cyclical — 2.28%
Abbott Laboratories	2.55	03/15/2022	81,000	81,803
Abbott Laboratories	2.95	03/15/2025	228,000	234,485
Abbott Laboratories	3.75	11/30/2026	161,000	174,073
AbbVie Inc	3.20	05/14/2026	270,000	272,952
AbbVie Inc	4.25	11/14/2028	40,000	42,760
AbbVie Inc	4.70	05/14/2045	140,000	142,523
AbbVie Inc	4.45	05/14/2046	130,000	127,672
AbbVie Inc	4.88	11/14/2048	30,000	31,575
Allergan Finance LLC	3.25	10/01/2022	100,000	101,241
Allergan Funding SCS	3.80	03/15/2025	80,000	83,022
Allergan Funding SCS	4.75	03/15/2045	100,000	102,718
Altria Group Inc	3.80	02/14/2024	50,000	52,121
Altria Group Inc	4.40	02/14/2026	50,000	53,503
Altria Group Inc	4.80	02/14/2029	65,000	69,926
Altria Group Inc	5.80	02/14/2039	40,000	44,945
Altria Group Inc	5.38	01/31/2044	135,000	144,784
Altria Group Inc	6.20	02/14/2059	55,000	62,685
AmerisourceBergen Corp	3.45	12/15/2027	150,000	152,825
Amgen Inc	3.63	05/15/2022	25,000	25,791
Amgen Inc	3.20	11/02/2027	100,000	102,142
Amgen Inc	4.40	05/01/2045	140,000	148,725
Amgen Inc	4.66	06/15/2051	100,000	109,209
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc (Belgium)	3.65	02/01/2026	100,000	105,145
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc (Belgium)	4.90	02/01/2046	100,000	111,343
Anheuser-Busch InBev Finance Inc (Belgium)	2.65	02/01/2021	300,000	301,563

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Consumer, Non-cyclical — 2.28%
Anheuser-Busch InBev Finance Inc (Belgium)	3.30	02/01/2023	180,000	185,789
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.00	04/13/2028	150,000	162,008
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.75	01/23/2029	105,000	119,197
Anheuser-Busch InBev Worldwide Inc (Belgium)	5.45	01/23/2039	45,000	53,553
Anheuser-Busch InBev Worldwide Inc (Belgium)	3.75	07/15/2042	200,000	190,614
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.60	04/15/2048	100,000	107,035
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.75	04/15/2058	300,000	317,264
Anheuser-Busch InBev Worldwide Inc (Belgium)	5.80	01/23/2059	110,000	137,877
Archer-Daniels-Midland Co	2.50	08/11/2026	150,000	150,205
Ascension Health	3.95	11/15/2046	15,000	16,230
Ascension Health	4.85	11/15/2053	44,000	54,116
AstraZeneca PLC (United Kingdom)	6.45	09/15/2037	135,000	184,416
BAT Capital Corp (United Kingdom)	2.30	08/14/2020	200,000	199,584
BAT Capital Corp (United Kingdom)	4.39	08/15/2037	100,000	94,761
Baxalta Inc	4.00	06/23/2025	260,000	276,416
Becton Dickinson and Co	3.13	11/08/2021	90,000	91,319
Becton Dickinson and Co	3.73	12/15/2024	250,000	262,235
Becton Dickinson and Co	4.67	06/06/2047	120,000	134,441
Biogen Inc	4.05	09/15/2025	250,000	268,167
Boston Scientific Corp	3.85	05/15/2025	30,000	31,912
Boston Scientific Corp	4.00	03/01/2028	150,000	161,558
Bristol-Myers Squibb Co	2.00	08/01/2022	209,000	207,631
Bristol-Myers Squibb Co	3.25	02/27/2027	50,000	52,028
Bristol-Myers Squibb Co	3.25	08/01/2042	200,000	187,186
Bunge Ltd Finance Corp	3.00	09/25/2022	300,000	301,426
Campbell Soup Co	2.50	08/02/2022	100,000	99,548
Campbell Soup Co	4.15	03/15/2028	30,000	31,420
Cardinal Health Inc	3.08	06/15/2024	130,000	130,877
Cardinal Health Inc	3.41	06/15/2027	120,000	119,721
Church & Dwight Co Inc	3.15	08/01/2027	125,000	125,858
Coca-Cola Co/The	3.15	11/15/2020	100,000	101,443
Coca-Cola Co/The	2.50	04/01/2023	50,000	50,749
Coca-Cola Co/The	2.88	10/27/2025	100,000	103,505
Conagra Brands Inc	3.80	10/22/2021	150,000	154,179
Conagra Brands Inc	5.30	11/01/2038	20,000	21,695
Conagra Brands Inc	5.40	11/01/2048	20,000	21,950
Constellation Brands Inc	2.70	05/09/2022	150,000	150,859

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Consumer, Non-cyclical — 2.28%
CVS Health Corp	2.13	06/01/2021	130,000	129,137
CVS Health Corp	2.75	12/01/2022	250,000	250,816
CVS Health Corp	3.88	07/20/2025	150,000	156,627
CVS Health Corp	2.88	06/01/2026	140,000	137,273
CVS Health Corp	4.30	03/25/2028	210,000	221,440
CVS Health Corp	4.78	03/25/2038	100,000	104,317
CVS Health Corp	5.13	07/20/2045	160,000	170,626
CVS Health Corp	5.05	03/25/2048	160,000	170,419
Diageo Capital PLC (United Kingdom)	3.88	04/29/2043	50,000	53,713
Diageo Investment Corp (United Kingdom)	2.88	05/11/2022	100,000	101,807
Eli Lilly & Co	2.75	06/01/2025	32,000	32,645
Eli Lilly & Co	3.10	05/15/2027	200,000	208,909
Eli Lilly & Co	3.95	03/15/2049	150,000	162,381
Estee Lauder Cos Inc/The	4.15	03/15/2047	13,000	14,531
Express Scripts Holding Co	3.50	06/15/2024	250,000	257,460
Express Scripts Holding Co	3.40	03/01/2027	270,000	273,817
Express Scripts Holding Co	4.80	07/15/2046	100,000	106,281
General Mills Inc	3.15	12/15/2021	200,000	203,366
General Mills Inc	3.20	02/10/2027	100,000	101,075
Gilead Sciences Inc	2.55	09/01/2020	300,000	300,883
Gilead Sciences Inc	3.25	09/01/2022	100,000	102,779
Gilead Sciences Inc	2.95	03/01/2027	50,000	50,665
Gilead Sciences Inc	4.75	03/01/2046	136,000	154,732
Gilead Sciences Inc	4.15	03/01/2047	24,000	25,095
Glaxosmithkline Capital Inc (United Kingdom)	3.38	05/15/2023	45,000	46,840
Glaxosmithkline Capital Inc (United Kingdom)	3.88	05/15/2028	140,000	153,237
Glaxosmithkline Capital Inc (United Kingdom)	6.38	05/15/2038	100,000	140,373
Glaxosmithkline Capital PLC (United Kingdom)	2.85	05/08/2022	242,000	246,066
Glaxosmithkline Capital PLC (United Kingdom)	2.88	06/01/2022	200,000	203,487
Glaxosmithkline Capital PLC (United Kingdom)	3.00	06/01/2024	200,000	206,166
HCA Inc	5.00	03/15/2024	200,000	217,888
HCA Inc	4.50	02/15/2027	200,000	213,372
HCA Inc	4.13	06/15/2029	40,000	41,119
HCA Inc	5.13	06/15/2039	20,000	20,794
HCA Inc	5.25	06/15/2049	40,000	41,588
Johnson & Johnson	1.65	03/01/2021	150,000	149,134
Johnson & Johnson	3.63	03/03/2037	30,000	32,080
Johnson & Johnson	4.50	12/05/2043	200,000	239,771
Johnson & Johnson	3.70	03/01/2046	27,000	29,196

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Consumer, Non-cyclical — 2.28%
Kaiser Foundation Hospitals	3.50	04/01/2022	300,000	310,437
Kellogg Co	4.00	12/15/2020	150,000	153,469
Keurig Dr Pepper Inc	4.06	05/25/2023	150,000	157,482
Keurig Dr Pepper Inc	4.42	12/15/2046	100,000	99,056
Kimberly-Clark Corp	3.90	05/04/2047	5,000	5,335
Kraft Heinz Foods Co	3.50	07/15/2022	100,000	102,356
Kraft Heinz Foods Co	4.63	01/30/2029	150,000	161,401
Kraft Heinz Foods Co	6.88	01/26/2039	54,000	64,851
Kraft Heinz Foods Co	4.38	06/01/2046	150,000	142,518
Kroger Co/The	3.30	01/15/2021	100,000	101,255
Kroger Co/The	5.40	07/15/2040	100,000	108,213
Kroger Co/The	4.45	02/01/2047	120,000	116,552
McCormick & Co Inc	2.70	08/15/2022	240,000	242,200
McKesson Corp	3.95	02/16/2028	10,000	10,368
Medtronic Inc	3.50	03/15/2025	392,000	415,769
Medtronic Inc	4.63	03/15/2045	100,000	121,137
Merck & Co Inc	2.40	09/15/2022	218,000	220,008
Merck & Co Inc	3.40	03/07/2029	100,000	106,438
Merck & Co Inc	3.90	03/07/2039	50,000	54,515
Merck & Co Inc	3.70	02/10/2045	53,000	56,059
Merck & Co Inc	4.00	03/07/2049	50,000	55,580
Molson Coors Brewing Co	3.00	07/15/2026	100,000	98,799
Molson Coors Brewing Co	4.20	07/15/2046	100,000	95,465
Mylan NV	3.95	06/15/2026	100,000	96,699
Mylan NV	5.25	06/15/2046	135,000	125,922
New York And Presbyterian Hospital/The	4.02	08/01/2045	78,000	86,445
Novartis Capital Corp (Switzerland)	3.00	11/20/2025	100,000	103,304
Novartis Capital Corp (Switzerland)	4.40	05/06/2044	100,000	117,056
Partners Healthcare System Inc	4.12	07/01/2055	164,000	177,179
PepsiCo Inc	2.25	05/02/2022	200,000	200,974
PepsiCo Inc	4.45	04/14/2046	100,000	119,645
PepsiCo Inc	3.45	10/06/2046	121,000	124,414
Pfizer Inc	7.20	03/15/2039	170,000	258,784
Pfizer Inc	4.20	09/15/2048	50,000	56,337
Pfizer Inc	4.00	03/15/2049	50,000	54,510
Philip Morris International Inc	3.38	08/11/2025	50,000	51,991
Philip Morris International Inc	3.12	03/02/2028	100,000	101,761
Philip Morris International Inc	3.88	08/21/2042	50,000	49,577
Philip Morris International Inc	4.25	11/10/2044	100,000	104,664
Procter & Gamble Co/The	1.70	11/03/2021	100,000	99,314
Procter & Gamble Co/The	2.45	11/03/2026	100,000	100,235
Providence St Joseph Health Obligated Group	3.74	10/01/2047	10,000	10,306
Reynolds American Inc	4.45	06/12/2025	100,000	106,040

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Consumer, Non-cyclical — 2.28%
Reynolds American Inc	6.15	09/15/2043	100,000	109,027
Stryker Corp	3.65	03/07/2028	100,000	106,109
Sysco Corp	2.60	06/12/2022	100,000	100,970
Sysco Corp	4.50	04/01/2046	100,000	108,551
Thermo Fisher Scientific Inc	4.15	02/01/2024	100,000	107,173
Tyson Foods Inc	4.55	06/02/2047	100,000	104,591
Unilever Capital Corp (Netherlands)	4.25	02/10/2021	142,000	146,564
Unilever Capital Corp (Netherlands)	5.90	11/15/2032	142,000	189,632
Wyeth LLC	6.45	02/01/2024	364,000	429,834
Zoetis Inc	4.70	02/01/2043	150,000	169,461

				20,126,540

Energy — 1.27%
Anadarko Petroleum Corp	4.85	03/15/2021	16,000	16,563
Anadarko Petroleum Corp	6.45	09/15/2036	50,000	61,472
Anadarko Petroleum Corp	6.20	03/15/2040	115,000	138,927
Apache Corp	3.25	04/15/2022	13,000	13,193
Apache Corp	5.10	09/01/2040	100,000	101,068
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	2.77	12/15/2022	35,000	35,377
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	3.34	12/15/2027	25,000	25,170
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	4.08	12/15/2047	25,000	24,201
BP Capital Markets America Inc (United Kingdom)	2.75	05/10/2023	200,000	202,197
BP Capital Markets America Inc (United Kingdom)	3.12	05/04/2026	200,000	203,810
BP Capital Markets PLC (United Kingdom)	3.28	09/19/2027	35,000	36,166
Burlington Resources Finance Co	7.20	08/15/2031	94,000	131,704
Canadian Natural Resources Ltd (Canada)	2.95	01/15/2023	100,000	100,989
Canadian Natural Resources Ltd (Canada)	3.85	06/01/2027	280,000	290,699
Canadian Natural Resources Ltd (Canada)	6.45	06/30/2033	100,000	121,886
Canadian Natural Resources Ltd (Canada)	6.50	02/15/2037	75,000	93,566
Cenovus Energy Inc (Canada)	4.25	04/15/2027	100,000	103,587
Cenovus Energy Inc (Canada)	5.40	06/15/2047	35,000	37,983
Chevron Corp	2.10	05/16/2021	114,000	114,100
Chevron Corp	2.95	05/16/2026	200,000	206,419
Cimarex Energy Co	3.90	05/15/2027	100,000	102,764
Concho Resources Inc	4.88	10/01/2047	100,000	111,934
Conocophillips	6.50	02/01/2039	122,000	171,310
Continental Resources Inc	4.50	04/15/2023	100,000	105,068
Devon Energy Corp	4.75	05/15/2042	25,000	27,376
Dominion Energy Gas Holdings LLC	3.55	11/01/2023	200,000	205,976
Enable Midstream Partners LP	5.00	05/15/2044	135,000	125,960

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Energy — 1.27%
Enbridge Inc (Canada)	5.50	12/01/2046	60,000	74,330
Energy Transfer Operating LP	3.60	02/01/2023	15,000	15,331
Energy Transfer Operating LP	4.05	03/15/2025	200,000	208,189
Energy Transfer Operating LP	4.75	01/15/2026	270,000	289,330
Energy Transfer Operating LP	6.25	04/15/2049	35,000	41,470
Energy Transfer Partners LP / Regency Energy Finance Corp	5.88	03/01/2022	100,000	107,271
Enterprise Products Operating LLC	2.80	02/15/2021	15,000	15,104
Enterprise Products Operating LLC	4.90	05/15/2046	200,000	224,346
Enterprise Products Operating LLC	4.25	02/15/2048	15,000	15,537
Enterprise Products Operating LLC	4.95	10/15/2054	75,000	81,929
Exxon Mobil Corp	2.22	03/01/2021	142,000	142,393
Exxon Mobil Corp	2.40	03/06/2022	112,000	112,930
Exxon Mobil Corp	4.11	03/01/2046	142,000	163,391
Halliburton Co	3.25	11/15/2021	453,000	461,949
Halliburton Co	6.70	09/15/2038	53,000	67,527
Husky Energy Inc (Canada)	6.80	09/15/2037	75,000	95,009
Kinder Morgan Energy Partners LP	4.15	03/01/2022	275,000	287,050
Kinder Morgan Energy Partners LP	6.50	02/01/2037	75,000	90,061
Kinder Morgan Energy Partners LP	5.00	08/15/2042	130,000	137,315
Kinder Morgan Inc	3.15	01/15/2023	70,000	71,206
MPLX LP	3.38	03/15/2023	90,000	92,069
MPLX LP	4.00	03/15/2028	65,000	67,317
MPLX LP	4.50	04/15/2038	135,000	136,297
MPLX LP	4.70	04/15/2048	30,000	30,721
MPLX LP	5.50	02/15/2049	30,000	34,073
MPLX LP	4.90	04/15/2058	25,000	25,361
Noble Energy Inc	4.15	12/15/2021	100,000	103,194
Noble Energy Inc	4.95	08/15/2047	100,000	106,120
Occidental Petroleum Corp	3.40	04/15/2026	100,000	101,879
Occidental Petroleum Corp	4.10	02/15/2047	92,000	90,847
ONEOK Inc	4.00	07/13/2027	200,000	207,865
ONEOK Partners LP	5.00	09/15/2023	100,000	108,026
Petro-Canada (Canada)	6.80	05/15/2038	105,000	143,571
Phillips 66	3.90	03/15/2028	100,000	105,076
Phillips 66	4.88	11/15/2044	50,000	56,049
Plains All American Pipeline LP / Paa Finance Corp	4.50	12/15/2026	20,000	21,290
Plains All American Pipeline LP / Paa Finance Corp	5.15	06/01/2042	200,000	199,280
Sabine Pass Liquefaction LLC	6.25	03/15/2022	830,000	900,933
Schlumberger Investment SA	3.65	12/01/2023	192,000	202,005
Shell International Finance BV (Netherlands)	1.88	05/10/2021	485,000	482,851

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Energy — 1.27%
Shell International Finance BV (Netherlands)	3.25	05/11/2025	100,000	104,918
Shell International Finance BV (Netherlands)	5.50	03/25/2040	150,000	194,042
Shell International Finance BV (Netherlands)	3.75	09/12/2046	145,000	153,516
Suncor Energy Inc (Canada)	6.50	06/15/2038	110,000	147,410
Suncor Energy Inc (Canada)	4.00	11/15/2047	20,000	20,729
Sunoco Logistics Partners Operations LP	4.25	04/01/2024	150,000	157,318
Sunoco Logistics Partners Operations LP	5.35	05/15/2045	15,000	15,600
Sunoco Logistics Partners Operations LP	5.40	10/01/2047	250,000	265,526
Total Capital Canada Ltd (France)	2.75	07/15/2023	50,000	50,882
Total Capital International SA (France)	2.75	06/19/2021	150,000	151,730
Transcanada Pipelines Ltd (Canada)	4.88	01/15/2026	100,000	110,368
Transcanada Pipelines Ltd (Canada)	6.20	10/15/2037	168,000	210,639
Transcanada Pipelines Ltd (Canada)	4.88	05/15/2048	120,000	134,066
Valero Energy Corp	4.00	04/01/2029	150,000	157,044
Western Midstream Operating LP	4.50	03/01/2028	150,000	149,762
Williams Cos Inc/The	3.35	08/15/2022	15,000	15,288
Williams Cos Inc/The	4.00	09/15/2025	15,000	15,873
Williams Cos Inc/The	7.50	01/15/2031	80,000	103,510
Williams Cos Inc/The	8.75	03/15/2032	70,000	99,635
Williams Cos Inc/The	5.10	09/15/2045	100,000	108,016

				11,191,829

Finance — 4.30%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	3.95	02/01/2022	910,000	936,252
Aetna Inc	3.88	08/15/2047	200,000	180,827
Aflac Inc	3.62	11/15/2024	167,000	176,759
Air Lease Corp	2.50	03/01/2021	100,000	100,060
Alexandria Real Estate Equities Inc	4.00	01/15/2024	150,000	158,662
Alleghany Corp	4.95	06/27/2022	100,000	106,817
American Express Co	2.75	05/20/2022	100,000	101,221
American Express Co	3.00	10/30/2024	400,000	410,028
American Express Credit Corp	2.60	09/14/2020	150,000	150,562
American Homes 4 Rent LP	4.25	02/15/2028	10,000	10,363
American International Group Inc	4.13	02/15/2024	390,000	413,262
American International Group Inc	4.20	04/01/2028	30,000	32,063
American International Group Inc	4.80	07/10/2045	100,000	109,509
American International Group Inc	4.75	04/01/2048	20,000	22,076
American International Group Inc (3 Months LIBOR + 2.868%) (a)	5.75	04/01/2048	100,000	102,822
Ameriprise Financial Inc	4.00	10/15/2023	146,000	155,320
Anthem Inc	3.50	08/15/2024	25,000	25,963

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Finance — 4.30%
Anthem Inc	4.10	03/01/2028	125,000	133,722
Anthem Inc	4.63	05/15/2042	130,000	141,514
Anthem Inc	4.38	12/01/2047	30,000	32,034
Aon PLC	4.60	06/14/2044	125,000	136,349
AvalonBay Communities Inc	3.30	06/01/2029	50,000	52,028
AvalonBay Communities Inc	3.90	10/15/2046	142,000	149,112
AvalonBay Communities Inc	4.15	07/01/2047	50,000	54,670
Banco Santander SA (Spain)	3.85	04/12/2023	200,000	207,620
Bank of America Corp	5.00	05/13/2021	315,000	329,998
Bank of America Corp	2.50	10/21/2022	280,000	280,705
Bank of America Corp	4.00	04/01/2024	280,000	298,372
Bank of America Corp	4.20	08/26/2024	150,000	159,450
Bank of America Corp	3.95	04/21/2025	150,000	157,286
Bank of America Corp	3.25	10/21/2027	150,000	153,689
Bank of America Corp	6.11	01/29/2037	230,000	293,332
Bank of America Corp (3 Months LIBOR + 0.790%) (a)	3.00	12/20/2023	630,000	641,558
Bank of America Corp (3 Months LIBOR + 0.940%) (a)	3.86	07/23/2024	50,000	52,517
Bank of America Corp (3 Months LIBOR + 0.970%) (a)	3.46	03/15/2025	100,000	103,806
Bank of America Corp (3 Months LIBOR + 1.070%) (a)	3.97	03/05/2029	50,000	53,440
Bank of America Corp (3 Months LIBOR + 1.190%) (a)	3.95	01/23/2049	25,000	26,364
Bank of America Corp (3 Months LIBOR + 1.310%) (a)	4.27	07/23/2029	60,000	65,532
Bank of America Corp (3 Months LIBOR + 1.370%) (a)	3.59	07/21/2028	140,000	145,971
Bank of America Corp (3 Months LIBOR + 1.520%) (a)	4.33	03/15/2050	55,000	61,317
Bank of America Corp (3 Months LIBOR + 1.575%) (a)	3.82	01/20/2028	143,000	151,372
Bank of America Corp (3 Months LIBOR + 1.990%) (a)	4.44	01/20/2048	48,000	54,516
Bank of Montreal (Canada)	3.10	04/13/2021	100,000	101,542
Bank of Nova Scotia/The (Canada)	3.12	04/20/2021	100,000	101,548
Bank of Nova Scotia/The (Canada) (3 Months LIBOR + 2.648%) (a)	4.65	10/12/2022	100,000	95,671
Barclays PLC (United Kingdom)	4.95	01/10/2047	200,000	211,664
Berkshire Hathaway Finance Corp	4.25	01/15/2049	100,000	112,560
Berkshire Hathaway Inc	3.40	01/31/2022	235,000	244,393
Berkshire Hathaway Inc	3.12	03/15/2026	235,000	243,277
BlackRock Inc	3.38	06/01/2022	200,000	206,991
BNP Paribas SA (France)	5.00	01/15/2021	242,000	251,807

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Finance — 4.30%
Boston Properties LP	3.13	09/01/2023	100,000	102,564
Branch Banking & Trust Co	2.85	04/01/2021	436,000	440,009
Brookfield Finance Inc (Canada)	4.85	03/29/2029	200,000	218,748
Capital One Financial Corp	2.40	10/30/2020	138,000	138,152
Capital One Financial Corp	3.75	03/09/2027	200,000	206,460
Charles Schwab Corp/The	3.25	05/21/2021	200,000	203,873
Chubb Corp/The	6.00	05/11/2037	85,000	112,653
Chubb INA Holdings Inc	2.30	11/03/2020	100,000	100,043
Chubb INA Holdings Inc	2.70	03/13/2023	119,000	120,922
Chubb INA Holdings Inc	4.35	11/03/2045	27,000	31,617
Cigna Corp	3.05	10/15/2027	330,000	326,649
Citigroup Inc	2.70	03/30/2021	200,000	201,029
Citigroup Inc	4.05	07/30/2022	100,000	104,344
Citigroup Inc	3.38	03/01/2023	100,000	103,093
Citigroup Inc	3.88	10/25/2023	25,000	26,440
Citigroup Inc	3.75	06/16/2024	100,000	105,456
Citigroup Inc	4.45	09/29/2027	170,000	183,159
Citigroup Inc	4.13	07/25/2028	130,000	137,686
Citigroup Inc	4.75	05/18/2046	120,000	135,728
Citigroup Inc	4.65	07/23/2048	50,000	58,176
Citigroup Inc (3 Months LIBOR + 0.950%) (a)	2.88	07/24/2023	400,000	405,159
Citigroup Inc (3 Months LIBOR + 1.168%) (a)	3.88	01/24/2039	20,000	20,757
Citigroup Inc (3 Months LIBOR + 1.192%) (a)	4.08	04/23/2029	40,000	42,970
Citigroup Inc (3 Months LIBOR + 1.338%) (a)	3.98	03/20/2030	200,000	213,615
Citigroup Inc (3 Months LIBOR + 1.390%) (a)	3.67	07/24/2028	180,000	187,850
Citigroup Inc (3 Months LIBOR + 1.563%) (a)	3.89	01/10/2028	148,000	156,579
Citigroup Inc (3 Months LIBOR + 1.839%) (a)	4.28	04/24/2048	20,000	22,388
CME Group Inc	3.00	03/15/2025	135,000	139,787
CNA Financial Corp	3.45	08/15/2027	100,000	101,753
Cooperatieve Rabobank UA (Netherlands)	3.88	02/08/2022	100,000	104,072
Cooperatieve Rabobank UA (Netherlands)	3.75	07/21/2026	485,000	496,302
Cooperatieve Rabobank UA (Netherlands)	5.25	05/24/2041	32,000	41,040
Credit Suisse AG/New York NY (Switzerland)	3.63	09/09/2024	250,000	263,341
Credit Suisse Group Funding Guernsey Ltd (Switzerland)	3.80	06/09/2023	480,000	497,794
Deutsche Bank AG/New York NY (Germany)	3.15	01/22/2021	250,000	248,115

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Finance — 4.30%
Deutsche Bank AG/New York NY (Germany)	4.25	10/14/2021	90,000	91,240
Discover Bank	3.45	07/27/2026	250,000	254,341
Discover Financial Services	5.20	04/27/2022	100,000	107,073
E*TRADE Financial Corp	3.80	08/24/2027	150,000	151,037
ERP Operating LP	4.63	12/15/2021	146,000	153,585
ERP Operating LP	3.38	06/01/2025	100,000	104,601
ERP Operating LP	3.50	03/01/2028	10,000	10,539
Fifth Third BanCorp	4.30	01/16/2024	150,000	160,186
Fifth Third Bank/Cincinnati OH	2.25	06/14/2021	260,000	259,932
GE Capital International Funding Co Unlimited Co	4.42	11/15/2035	328,000	324,640
Goldman Sachs Group Inc/The	2.60	12/27/2020	250,000	250,240
Goldman Sachs Group Inc/The	5.25	07/27/2021	485,000	512,622
Goldman Sachs Group Inc/The	5.75	01/24/2022	61,000	65,928
Goldman Sachs Group Inc/The	4.25	10/21/2025	100,000	106,038
Goldman Sachs Group Inc/The	3.85	01/26/2027	48,000	50,169
Goldman Sachs Group Inc/The	5.15	05/22/2045	200,000	228,912
Goldman Sachs Group Inc/The	4.75	10/21/2045	289,000	332,447
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.158%) (a)	3.81	04/23/2029	50,000	52,258
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.301%) (a)	4.22	05/01/2029	70,000	75,076
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.430%) (a)	4.41	04/23/2039	30,000	32,454
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.510%) (a)	3.69	06/05/2028	400,000	413,107
HCP Inc	4.25	11/15/2023	25,000	26,552
HCP Inc	3.88	08/15/2024	100,000	104,841
Hospitality Properties Trust	3.95	01/15/2028	200,000	188,462
Host Hotels & Resorts LP	4.75	03/01/2023	200,000	211,885
HSBC Holdings PLC (United Kingdom)	2.95	05/25/2021	242,000	244,128
HSBC Holdings PLC (United Kingdom)	4.88	01/14/2022	200,000	211,832
HSBC Holdings PLC (United Kingdom)	6.50	09/15/2037	300,000	391,397
HSBC Holdings PLC (United Kingdom) (3 Months LIBOR + 1.055%) (a)	3.26	03/13/2023	300,000	305,575
HSBC Holdings PLC (United Kingdom) (3 Months LIBOR + 1.348%) (a)	4.29	09/12/2026	200,000	212,764
ING Groep NV (Netherlands)	4.05	04/09/2029	200,000	213,341
Intercontinental Exchange Inc	2.75	12/01/2020	170,000	171,030
Jefferies Group LLC / Jefferies Group Capital Finance Inc	4.85	01/15/2027	150,000	154,769
JPMorgan Chase & Co	4.25	10/15/2020	412,000	422,171
JPMorgan Chase & Co	4.50	01/24/2022	485,000	511,061
JPMorgan Chase & Co	3.25	09/23/2022	242,000	248,614

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Finance — 4.30%
JPMorgan Chase & Co	3.63	05/13/2024	143,000	150,637
JPMorgan Chase & Co	3.88	09/10/2024	260,000	273,347
JPMorgan Chase & Co	5.60	07/15/2041	385,000	499,960
JPMorgan Chase & Co (3 Months LIBOR + 0.890%) (a)	3.80	07/23/2024	40,000	41,950
JPMorgan Chase & Co (3 Months LIBOR + 0.935%) (a)	2.78	04/25/2023	300,000	302,930
JPMorgan Chase & Co (3 Months LIBOR + 0.945%) (a)	3.51	01/23/2029	45,000	46,784
JPMorgan Chase & Co (3 Months LIBOR + 1.120%) (a)	4.00	04/23/2029	45,000	48,543
JPMorgan Chase & Co (3 Months LIBOR + 1.220%) (a)	3.90	01/23/2049	35,000	36,690
JPMorgan Chase & Co (3 Months LIBOR + 1.260%) (a)	4.20	07/23/2029	50,000	54,668
JPMorgan Chase & Co (3 Months LIBOR + 1.380%) (a)	3.96	11/15/2048	50,000	53,050
Kimco Realty Corp	3.80	04/01/2027	125,000	129,960
Liberty Property LP	4.13	06/15/2022	150,000	156,331
Lincoln National Corp	4.85	06/24/2021	100,000	104,581
Lincoln National Corp	3.80	03/01/2028	10,000	10,497
Lincoln National Corp	4.35	03/01/2048	10,000	10,539
Lloyds Banking Group PLC (United Kingdom)	4.45	05/08/2025	250,000	266,164
Lloyds Banking Group PLC (United Kingdom)	4.58	12/10/2025	276,000	287,997
Lloyds Banking Group PLC (United Kingdom)	4.38	03/22/2028	250,000	265,611
Loews Corp	6.00	02/01/2035	142,000	176,821
Markel Corp	3.50	11/01/2027	200,000	199,558
Markel Corp	4.30	11/01/2047	100,000	97,594
Marsh & McLennan Cos Inc	4.90	03/15/2049	25,000	29,613
Mercury General Corp	4.40	03/15/2027	100,000	102,507
MetLife Inc	4.05	03/01/2045	242,000	261,994
Mitsubishi UFJ Financial Group Inc (Japan)	3.54	07/26/2021	50,000	51,125
Mitsubishi UFJ Financial Group Inc (Japan)	2.67	07/25/2022	150,000	150,416
Mitsubishi UFJ Financial Group Inc (Japan)	3.85	03/01/2026	235,000	249,391
Mitsubishi UFJ Financial Group Inc (Japan)	3.29	07/25/2027	150,000	154,949
Mizuho Financial Group Inc (Japan)	2.95	02/28/2022	242,000	244,779
Morgan Stanley	5.75	01/25/2021	469,000	492,604
Morgan Stanley	3.13	01/23/2023	50,000	51,128
Morgan Stanley	3.75	02/25/2023	500,000	522,309
Morgan Stanley	3.63	01/20/2027	73,000	76,616
Morgan Stanley	3.95	04/23/2027	270,000	282,413
Morgan Stanley	4.38	01/22/2047	53,000	58,994

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Finance — 4.30%
Morgan Stanley (3 Months LIBOR + 1.140%) (a)	3.77	01/24/2029	60,000	62,948
Morgan Stanley (3 Months LIBOR + 1.455%) (a)	3.97	07/22/2038	200,000	209,532
National Australia Bank Ltd/New York	2.50	07/12/2026	300,000	295,795
National Retail Properties Inc	3.50	10/15/2027	100,000	102,108
Northern Trust Corp (3 Months LIBOR + 1.131%) (a)	3.38	05/08/2032	150,000	151,282
Omega Healthcare Investors Inc	4.50	01/15/2025	75,000	78,253
Omega Healthcare Investors Inc	5.25	01/15/2026	125,000	135,342
ORIX Corp (Japan)	2.90	07/18/2022	100,000	101,523
PNC Bank NA	2.60	07/21/2020	398,000	399,234
PNC Bank NA	3.25	06/01/2025	310,000	321,424
PNC Financial Services Group Inc/The	3.45	04/23/2029	200,000	210,417
Progressive Corp/The	3.70	01/26/2045	142,000	146,103
Progressive Corp/The	4.13	04/15/2047	20,000	22,154
Prudential Financial Inc (3 Months LIBOR + 2.665%) (a)	5.70	09/15/2048	50,000	53,723
Realty Income Corp	3.65	01/15/2028	150,000	157,467
Royal Bank of Scotland Group PLC (United Kingdom)	6.13	12/15/2022	185,000	199,593
Royal Bank of Scotland Group PLC (United Kingdom) (3 Months LIBOR + 1.871%) (a)	4.45	05/08/2030	200,000	207,024
Santander Holdings USA Inc	4.50	07/17/2025	300,000	319,316
Santander UK PLC (United Kingdom)	4.00	03/13/2024	100,000	105,519
Simon Property Group LP	2.35	01/30/2022	90,000	90,114
Simon Property Group LP	2.75	06/01/2023	50,000	50,674
Simon Property Group LP	3.30	01/15/2026	50,000	51,630
Simon Property Group LP	4.25	11/30/2046	100,000	110,835
SL Green Operating Partnership LP	3.25	10/15/2022	200,000	202,670
Sumitomo Mitsui Banking Corp (Japan)	3.20	07/18/2022	300,000	307,432
Sumitomo Mitsui Financial Group Inc (Japan)	3.01	10/19/2026	242,000	244,965
Sumitomo Mitsui Financial Group Inc (Japan)	3.45	01/11/2027	48,000	50,003
Svenska Handelsbanken AB (Sweden)	2.45	03/30/2021	485,000	486,527
Toronto-Dominion Bank/The (Canada)	2.13	04/07/2021	200,000	199,794
Toronto-Dominion Bank/The (Canada)	1.80	07/13/2021	135,000	134,014
Toronto-Dominion Bank/The (Canada) (5 Year Swap Rate + 2.205%) (a)	3.63	09/15/2031	100,000	101,906
Travelers Cos Inc/The	4.60	08/01/2043	15,000	17,773
Travelers Cos Inc/The	3.75	05/15/2046	142,000	151,640
UnitedHealth Group Inc	2.70	07/15/2020	142,000	142,578
UnitedHealth Group Inc	3.75	07/15/2025	100,000	106,805

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Finance — 4.30%
UnitedHealth Group Inc	3.38	04/15/2027	200,000	208,839
UnitedHealth Group Inc	2.95	10/15/2027	140,000	142,374
UnitedHealth Group Inc	4.63	07/15/2035	20,000	22,985
UnitedHealth Group Inc	6.63	11/15/2037	100,000	140,784
UnitedHealth Group Inc	4.20	01/15/2047	17,000	18,580
UnitedHealth Group Inc	4.25	06/15/2048	25,000	27,773
UnitedHealth Group Inc	4.45	12/15/2048	20,000	23,030
US BanCorp	3.00	03/15/2022	242,000	247,463
US BanCorp	3.15	04/27/2027	200,000	207,781
Ventas Realty LP	3.85	04/01/2027	200,000	207,651
Ventas Realty LP	4.00	03/01/2028	15,000	15,752
Voya Financial Inc	3.13	07/15/2024	200,000	203,325
Wells Fargo & Co	2.55	12/07/2020	300,000	300,841
Wells Fargo & Co	2.10	07/26/2021	36,000	35,805
Wells Fargo & Co	3.30	09/09/2024	200,000	206,951
Wells Fargo & Co	3.55	09/29/2025	200,000	208,933
Wells Fargo & Co	4.30	07/22/2027	247,000	266,844
Wells Fargo & Co	4.15	01/24/2029	50,000	54,469
Wells Fargo & Co	5.38	02/07/2035	200,000	246,771
Wells Fargo & Co	4.40	06/14/2046	117,000	126,317
Wells Fargo & Co	4.75	12/07/2046	97,000	110,568
Wells Fargo Bank NA	5.85	02/01/2037	250,000	321,017
Wells Fargo Bank NA (3 Months LIBOR + 0.490%) (a)	3.33	07/23/2021	250,000	252,389
Wells Fargo Bank NA (3 Months LIBOR + 0.610%) (a)	2.90	05/27/2022	250,000	252,358
Welltower Inc	4.13	03/15/2029	150,000	159,092
Westpac Banking Corp (Australia)	2.85	05/13/2026	135,000	136,195

				37,867,517

Industrial Other — 0.05%
Board of Trustees of The Leland Stanford Junior University/The	3.65	05/01/2048	110,000	119,488
President & Fellows of Harvard College	4.88	10/15/2040	194,000	242,991
President & Fellows of Harvard College	3.15	07/15/2046	100,000	97,924

				460,403

Sovereign — 1.08%
African Development Bank	2.13	11/16/2022	150,000	151,513
Asian Development Bank	1.63	03/16/2021	485,000	482,890
Asian Development Bank	1.75	06/08/2021	100,000	99,815
Asian Development Bank	1.75	09/13/2022	100,000	99,856
Asian Development Bank	2.75	03/17/2023	70,000	72,363
Asian Development Bank	2.75	01/19/2028	180,000	189,264
Council Of Europe Development Bank	1.63	03/16/2021	285,000	283,558
Ecopetrol SA (Columbia)	5.88	09/18/2023	200,000	221,160

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Sovereign — 1.08%
Ecopetrol SA (Columbia)	4.13	01/16/2025	200,000	207,000
Equinor ASA (Norway)	3.70	03/01/2024	142,000	151,070
Equinor ASA (Norway)	3.95	05/15/2043	132,000	142,805
European Bank For Reconstruction & Development	2.13	03/07/2022	150,000	151,166
European Investment Bank	2.00	03/15/2021	485,000	485,745
European Investment Bank	2.25	03/15/2022	97,000	98,189
European Investment Bank	2.62	05/20/2022	300,000	306,844
European Investment Bank	2.50	03/15/2023	300,000	307,545
European Investment Bank	3.12	12/14/2023	200,000	210,967
European Investment Bank	2.25	06/24/2024	60,000	61,131
FMS Wertmanagement (Germany)	2.75	01/30/2024	200,000	207,578
Inter-American Development Bank	2.50	01/18/2023	100,000	102,381
Inter-American Development Bank	2.00	06/02/2026	485,000	485,408
International Bank for Reconstruction & Development	1.63	03/09/2021	485,000	483,210
International Bank for Reconstruction & Development	1.38	09/20/2021	281,000	278,210
International Bank for Reconstruction & Development	1.63	02/10/2022	328,000	326,565
International Bank for Reconstruction & Development	3.00	09/27/2023	250,000	262,035
International Bank for Reconstruction & Development	2.50	11/25/2024	250,000	258,032
International Finance Corp	1.63	07/16/2020	150,000	149,409
International Finance Corp	1.12	07/20/2021	150,000	147,843
Kreditanstalt fuer Wiederaufbau (Germany)	2.75	09/08/2020	728,000	734,451
Kreditanstalt fuer Wiederaufbau (Germany)	1.50	06/15/2021	350,000	347,746
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	03/07/2022	121,000	122,040
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	06/15/2022	100,000	100,952
Kreditanstalt fuer Wiederaufbau (Germany)	2.38	12/29/2022	100,000	101,934
Kreditanstalt fuer Wiederaufbau (Germany) [1]	0.00	06/29/2037	285,000	180,377
Landwirtschaftliche Rentenbank (Germany)	1.75	07/27/2026	200,000	197,045
Nexen Energy (China)	6.40	05/15/2037	114,000	151,604
Nordic Investment Bank	2.13	02/01/2022	200,000	201,527
Petroleos Mexicanos (Mexico)	5.50	01/21/2021	200,000	202,300
Petroleos Mexicanos (Mexico)	6.50	06/02/2041	375,000	332,625
Petroleos Mexicanos (Mexico)	6.75	09/21/2047	200,000	178,100
Syngenta Finance NV (Switzerland)	3.12	03/28/2022	235,000	235,054

				9,509,307

Technology — 1.09%
Alphabet Inc	2.00	08/15/2026	200,000	194,760

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Technology — 1.09%
Analog Devices Inc	2.95	01/12/2021	200,000	201,819
Analog Devices Inc	3.90	12/15/2025	200,000	211,253
Apple Inc	2.50	02/09/2022	97,000	98,166
Apple Inc	2.70	05/13/2022	330,000	335,694
Apple Inc	3.35	02/09/2027	50,000	52,502
Apple Inc	3.20	05/11/2027	100,000	104,263
Apple Inc	4.45	05/06/2044	285,000	328,014
Apple Inc	3.85	08/04/2046	50,000	53,154
Apple Inc	3.75	11/13/2047	200,000	210,124
Applied Materials Inc	3.30	04/01/2027	200,000	207,696
Arrow Electronics Inc	3.50	04/01/2022	100,000	101,628
Autodesk Inc	3.50	06/15/2027	150,000	151,604
Broadcom Corp / Broadcom Cayman Finance Ltd	3.00	01/15/2022	150,000	150,390
Broadcom Corp / Broadcom Cayman Finance Ltd	3.62	01/15/2024	100,000	100,947
Broadcom Corp / Broadcom Cayman Finance Ltd	3.88	01/15/2027	200,000	195,980
Broadcom Corp / Broadcom Cayman Finance Ltd	3.50	01/15/2028	90,000	85,440
CA Inc	3.60	08/15/2022	200,000	203,123
Cisco Systems Inc	2.90	03/04/2021	207,000	209,539
Cisco Systems Inc	2.50	09/20/2026	146,000	146,920
Citrix Systems Inc	4.50	12/01/2027	135,000	139,686
Corning Inc	4.38	11/15/2057	20,000	19,449
DXC Technology Co	4.75	04/15/2027	90,000	95,753
Fidelity National Information Services Inc	4.75	05/15/2048	100,000	111,614
Fiserv Inc	3.80	10/01/2023	100,000	105,189
Fiserv Inc	2.75	07/01/2024	80,000	80,713
Fiserv Inc	4.20	10/01/2028	100,000	108,258
Fiserv Inc	3.50	07/01/2029	80,000	82,231
Fiserv Inc	4.40	07/01/2049	40,000	42,083
Hewlett Packard Enterprise Co	3.50	10/05/2021	100,000	102,387
Hewlett Packard Enterprise Co	4.40	10/15/2022	121,000	127,635
Intel Corp	3.30	10/01/2021	114,000	117,197
Intel Corp	3.15	05/11/2027	50,000	52,055
Intel Corp	4.90	07/29/2045	100,000	120,728
Intel Corp	4.10	05/11/2047	50,000	54,844
International Business Machines Corp	3.45	02/19/2026	306,000	319,873
International Business Machines Corp	3.30	05/15/2026	250,000	259,153
International Business Machines Corp	3.50	05/15/2029	100,000	104,658
International Business Machines Corp	4.70	02/19/2046	146,000	167,060
International Business Machines Corp	4.25	05/15/2049	200,000	215,490
Juniper Networks Inc	5.95	03/15/2041	100,000	109,001

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Technology — 1.09%
Microsoft Corp	2.00	11/03/2020	242,000	241,904
Microsoft Corp	2.40	02/06/2022	194,000	196,037
Microsoft Corp	3.12	11/03/2025	242,000	254,758
Microsoft Corp	3.30	02/06/2027	107,000	113,696
Microsoft Corp	4.20	11/03/2035	242,000	277,507
Microsoft Corp	4.10	02/06/2037	68,000	77,585
Microsoft Corp	3.75	02/12/2045	200,000	217,581
Microsoft Corp	3.95	08/08/2056	264,000	293,775
Motorola Solutions Inc	3.75	05/15/2022	85,000	87,346
Oracle Corp	3.88	07/15/2020	10,000	10,175
Oracle Corp	2.80	07/08/2021	136,000	137,846
Oracle Corp	2.50	10/15/2022	542,000	545,828
Oracle Corp	2.40	09/15/2023	150,000	150,207
Oracle Corp	3.25	11/15/2027	80,000	83,771
Oracle Corp	4.13	05/15/2045	104,000	112,540
Oracle Corp	4.00	07/15/2046	209,000	224,074
Oracle Corp	4.00	11/15/2047	50,000	53,732
QUALCOMM Inc	4.65	05/20/2035	242,000	270,225
Seagate HDD Cayman	4.75	06/01/2023	200,000	206,387
Texas Instruments Inc	4.15	05/15/2048	25,000	28,366
Verisk Analytics Inc	4.13	03/15/2029	150,000	160,784

				9,622,197

Transportation — 0.39%
American Airlines 2014-1 - Class A Pass Through Trust	3.70	10/01/2026	145,873	150,657
American Airlines 2016-1 - Class AA Pass Through Trust	3.58	01/15/2028	170,841	177,139
Burlington Northern Santa Fe LLC	3.85	09/01/2023	242,000	257,275
Burlington Northern Santa Fe LLC	4.38	09/01/2042	138,000	156,324
Canadian National Railway Co (Canada)	3.65	02/03/2048	10,000	10,524
Canadian National Railway Co (Canada)	4.45	01/20/2049	150,000	179,307
Canadian Pacific Railway Co (Canada)	2.90	02/01/2025	100,000	102,714
Canadian Pacific Railway Co (Canada)	4.00	06/01/2028	100,000	109,092
CSX Corp	3.25	06/01/2027	140,000	144,547
CSX Corp	3.80	03/01/2028	15,000	16,126
CSX Corp	4.30	03/01/2048	15,000	16,242
CSX Corp	4.50	08/01/2054	100,000	109,334
FedEx Corp	3.25	04/01/2026	100,000	103,805
FedEx Corp	3.30	03/15/2027	200,000	205,051
FedEx Corp	4.55	04/01/2046	80,000	81,821
FedEx Corp	4.40	01/15/2047	35,000	34,859
Kansas City Southern	4.70	05/01/2048	100,000	112,034
Norfolk Southern Corp	2.90	02/15/2023	90,000	91,834
Norfolk Southern Corp	3.85	01/15/2024	85,000	89,695

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Transportation — 0.39%
Norfolk Southern Corp	3.15	06/01/2027	100,000	102,515
Norfolk Southern Corp	4.65	01/15/2046	65,000	74,070
Norfolk Southern Corp	5.10	08/01/2118	10,000	11,344
Southwest Airlines Co	2.65	11/05/2020	100,000	100,419
Spirit Airlines Pass Through Trust 2015-1A	4.10	04/01/2028	114,923	120,152
Union Pacific Corp	4.16	07/15/2022	142,000	149,073
Union Pacific Corp	3.00	04/15/2027	100,000	102,058
Union Pacific Corp	3.95	09/10/2028	35,000	38,296
Union Pacific Corp	4.75	09/15/2041	100,000	113,801
Union Pacific Corp	4.30	03/01/2049	20,000	22,290
Union Pacific Corp	4.80	09/10/2058	160,000	186,141
United Parcel Service Inc	3.13	01/15/2021	24,000	24,354
United Parcel Service Inc	2.40	11/15/2026	146,000	144,230
United Parcel Service Inc	3.75	11/15/2047	100,000	100,933

				3,438,056

Utilities — 0.95%
American Electric Power Co Inc	2.95	12/15/2022	80,000	81,228
American Water Capital Corp	3.75	09/01/2047	50,000	50,663
Atmos Energy Corp	4.13	10/15/2044	117,000	128,112
Commonwealth Edison Co	3.65	06/15/2046	242,000	245,879
Commonwealth Edison Co	4.00	03/01/2048	5,000	5,426
Consolidated Edison Co of New York Inc	4.00	12/01/2028	250,000	274,730
Consolidated Edison Co of New York Inc	6.30	08/15/2037	142,000	188,235
Consumers Energy Co	4.35	04/15/2049	100,000	115,839
Dominion Energy Inc	7.00	06/15/2038	75,000	101,426
DTE Electric Co	3.70	03/15/2045	121,000	125,166
Duke Energy Carolinas LLC	3.90	06/15/2021	185,000	190,412
Duke Energy Carolinas LLC	2.95	12/01/2026	100,000	102,141
Duke Energy Corp	1.80	09/01/2021	15,000	14,835
Duke Energy Corp	3.15	08/15/2027	100,000	101,436
Duke Energy Corp	3.75	09/01/2046	80,000	77,997
Duke Energy Florida LLC	6.40	06/15/2038	242,000	338,806
Duke Energy Indiana LLC	3.75	05/15/2046	12,000	12,147
Edison International	2.40	09/15/2022	100,000	95,250
Emera US Finance LP (Canada)	3.55	06/15/2026	25,000	25,545
Eversource Energy	3.30	01/15/2028	100,000	102,052
Exelon Generation Co LLC	3.40	03/15/2022	200,000	204,948
Exelon Generation Co LLC	6.25	10/01/2039	200,000	236,505
Exelon Generation Co LLC	5.60	06/15/2042	15,000	16,710
Florida Power & Light Co	3.13	12/01/2025	142,000	148,208
Florida Power & Light Co	5.95	02/01/2038	142,000	191,837
Florida Power & Light Co	3.70	12/01/2047	20,000	20,848
Georgia Power Co	3.25	03/30/2027	150,000	151,490
Georgia Power Co	4.30	03/15/2042	242,000	256,495

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.68%
Utilities — 0.95%
Indiana Michigan Power Co	3.85	05/15/2028	200,000	214,645
ITC Holdings Corp	3.35	11/15/2027	100,000	102,867
LG&E & KU Energy LLC	3.75	11/15/2020	100,000	101,464
Midamerican Energy Co	3.50	10/15/2024	182,000	191,689
National Rural Utilities Cooperative Finance Corp	2.30	11/01/2020	242,000	242,306
National Rural Utilities Cooperative Finance Corp	3.40	02/07/2028	165,000	172,457
NextEra Energy Capital Holdings Inc	3.55	05/01/2027	85,000	88,737
NiSource Inc	5.25	02/15/2043	100,000	116,547
NorthWestern Corp	4.18	11/15/2044	150,000	161,702
Ohio Edison Co	6.88	07/15/2036	100,000	134,126
PacifiCorp	3.85	06/15/2021	242,000	248,756
PacifiCorp	5.75	04/01/2037	158,000	202,228
PacifiCorp	4.12	01/15/2049	70,000	77,216
PECo Energy Co	3.90	03/01/2048	5,000	5,267
Piedmont Natural Gas Co Inc	3.64	11/01/2046	6,000	5,752
PPL Electric Utilities Corp	4.75	07/15/2043	242,000	283,516
Progress Energy Inc	3.15	04/01/2022	57,000	58,070
Public Service Co of Colorado	3.70	06/15/2028	150,000	161,783
Public Service Co of Colorado	4.10	06/15/2048	65,000	71,704
Public Service Electric & Gas Co	1.90	03/15/2021	109,000	108,646
San Diego Gas & Electric Co	2.50	05/15/2026	142,000	137,702
San Diego Gas & Electric Co	4.50	08/15/2040	117,000	125,169
Sempra Energy	2.90	02/01/2023	100,000	100,838
Sempra Energy	3.80	02/01/2038	145,000	140,230
Sempra Energy	4.00	02/01/2048	15,000	14,696
South Carolina Electric & Gas Co	4.35	02/01/2042	99,000	108,449
Southern California Edison Co	6.00	01/15/2034	92,000	110,047
Southern California Edison Co	5.55	01/15/2037	132,000	151,525
Southern Co Gas Capital Corp	5.88	03/15/2041	100,000	121,654
Southern Co/The	4.25	07/01/2036	100,000	103,290
Southern Power Co	5.25	07/15/2043	100,000	110,842
Southwestern Electric Power Co	3.90	04/01/2045	125,000	124,603
Virginia Electric & Power Co	3.15	01/15/2026	92,000	95,018
Virginia Electric & Power Co	8.88	11/15/2038	117,000	192,032
Wisconsin Electric Power Co	4.30	10/15/2048	100,000	110,065
Wisconsin Power & Light Co	3.00	07/01/2029	150,000	152,100
Xcel Energy Inc	2.60	03/15/2022	125,000	126,079

				8,378,183

Total Corporate Bonds and Notes (Cost $127,305,186)				129,307,653

Foreign Government Bonds & Notes — 0.84%
Chile Government International Bond (Chile)	3.13	01/21/2026	388,000	404,102

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Foreign Government Bonds & Notes — 0.84%
Colombia Government International Bond (Colombia)	4.38	07/12/2021	200,000	207,002
Colombia Government International Bond (Colombia)	6.13	01/18/2041	300,000	371,253
Development Bank Of Japan Inc (Japan)	2.00	10/19/2021	350,000	349,251
Export-Import Bank Of Korea (South Korea)	2.38	04/21/2027	300,000	290,489
Hungary Government International Bond (Hungary)	5.75	11/22/2023	200,000	226,624
Indonesia Government International Bond (Indonesia)	5.35	02/11/2049	200,000	239,270
Israel Government Aid Bond (Israel)	5.50	12/04/2023	19,000	21,851
Israel Government Aid Bond (Israel)	5.50	04/26/2024	51,000	59,288
Israel Government Aid Bond (Israel)	5.50	09/18/2033	291,000	395,287
Israel Government International Bond (Israel)	4.00	06/30/2022	200,000	210,076
Japan Bank For International Cooperation (Japan)	2.38	07/21/2022	200,000	202,085
Japan Bank For International Cooperation (Japan)	1.88	07/21/2026	300,000	292,191
Japan Bank For International Cooperation (Japan)	3.50	10/31/2028	200,000	218,955
Korea Development Bank/The (South Korea)	3.00	01/13/2026	242,000	246,041
Korea International Bond (South Korea)	2.75	01/19/2027	200,000	203,132
Mexico Government International Bond (Mexico)	4.00	10/02/2023	300,000	312,900
Mexico Government International Bond (Mexico)	6.05	01/11/2040	300,000	358,050
Mexico Government International Bond (Mexico)	4.60	02/10/2048	300,000	309,003
Panama Government International Bond (Panama)	3.75	03/16/2025	200,000	210,802
Panama Government International Bond (Panama)	6.70	01/26/2036	100,000	136,001
Panama Government International Bond (Panama)	4.50	04/16/2050	200,000	224,252
Peruvian Government International Bond (Peru)	4.12	08/25/2027	200,000	222,702
Philippine Government International Bond (Philippines)	9.50	02/02/2030	200,000	319,574
Philippine Government International Bond (Philippines)	3.95	01/20/2040	200,000	222,987
Province Of Alberta Canada (Canada)	3.30	03/15/2028	30,000	32,082
Province of Manitoba Canada (Canada)	2.60	04/16/2024	100,000	102,509
Province Of Ontario Canada (Canada)	3.40	10/17/2023	50,000	52,806
Province Of Ontario Canada (Canada)	2.50	04/27/2026	242,000	246,101

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Foreign Government Bonds & Notes — 0.84%
Province Of Quebec Canada (Canada)	2.75	08/25/2021	142,000	144,621
Republic Of Italy Government International Bond (Italy)	5.38	06/15/2033	150,000	164,666
Republic Of Poland Government International Bond (Poland)	3.25	04/06/2026	142,000	150,094
Uruguay Government International Bond (Uruguay)	4.38	10/27/2027	200,000	216,002
Uruguay Government International Bond (Uruguay)	4.98	04/20/2055	35,000	38,632

Total Foreign Government Bonds & Notes (Cost $7,257,930)				7,400,681

Municipal Bonds — 0.41%
Bay Area Toll Authority	6.26	04/01/2049	95,000	142,439
City of New York NY	6.27	12/01/2037	100,000	139,105
Commonwealth of Massachusetts	4.20	12/01/2021	200,000	207,022
Commonwealth of Massachusetts Transportation Fund Revenue	5.73	06/01/2040	25,000	32,923
Dallas Area Rapid Transit	6.00	12/01/2044	100,000	141,078
East Bay Municipal Utility District Water System Revenue	5.87	06/01/2040	145,000	197,464
Los Angeles Unified School District/CA	5.75	07/01/2034	100,000	127,657
New Jersey Economic Development Authority	7.42	02/15/2029	164,000	207,165
New Jersey Turnpike Authority	7.41	01/01/2040	165,000	255,247
Ohio State University/The	4.91	06/01/2040	140,000	173,827
Ohio State University/The	4.80	06/01/2111	53,000	65,137
Ohio Water Development Authority Water Pollution Control Loan Fund	4.88	12/01/2034	50,000	58,435
Port Authority of New York & New Jersey	4.46	10/01/2062	95,000	113,676
Salt River Project Agricultural Improvement & Power District	4.84	01/01/2041	175,000	216,478
South Carolina Public Service Authority	2.39	12/01/2023	332,000	329,175
State Board of Administration Finance Corp	3.00	07/01/2020	90,000	90,585
State Board of Administration Finance Corp	2.64	07/01/2021	200,000	201,658
State of California	5.70	11/01/2021	200,000	217,248
State of California	3.50	04/01/2028	30,000	32,386
State of California	7.30	10/01/2039	240,000	360,756
State of Connecticut	5.85	03/15/2032	100,000	128,612
State of Illinois	5.10	06/01/2033	200,000	210,616

Total Municipal Bonds (Cost $3,608,248)				3,648,689

Commercial Mortgage-Backed Securities — 1.06%
COMM 2013-CR9 Mortgage Trust	4.37	07/10/2045	109,000	116,853
COMM 2014-LC17 Mortgage Trust	3.92	10/10/2047	702,000	751,366

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Commercial Mortgage-Backed Securities — 1.06%
COMM 2014-UBS4 Mortgage Trust	3.42	08/10/2047	582,000	608,603
Fannie Mae-Aces	2.98	04/25/2022	402,265	409,540
Fannie Mae-Aces	2.51	11/25/2022	400,000	404,565
Fannie Mae-Aces	2.96	02/25/2027	647,000	668,994
Fannie Mae-Aces	3.09	12/25/2027	200,000	207,540
Freddie Mac Multifamily Structured Pass Through Certificates	2.60	08/25/2023	295,356	298,139
Freddie Mac Multifamily Structured Pass Through Certificates	3.06	12/25/2024	500,000	520,568
Freddie Mac Multifamily Structured Pass Through Certificates	2.21	06/25/2025	286,297	287,299
Freddie Mac Multifamily Structured Pass Through Certificates	3.24	08/25/2027	750,000	794,169
Freddie Mac Multifamily Structured Pass Through Certificates	3.92	09/25/2028	100,000	111,400
GS Mortgage Securities Corp II 2015-GC30	3.12	05/10/2050	242,000	250,122
GS Mortgage Securities Trust 2014-GC22	3.52	06/10/2047	89,325	90,953
GS Mortgage Securities Trust 2016-GS2	3.05	05/10/2049	728,000	749,222
JPMBB Commercial Mortgage Securities Trust 2015-C29	3.30	05/15/2048	485,000	499,466
Morgan Stanley Capital I Trust 2015-UBS8	3.54	12/15/2048	470,000	496,190
Morgan Stanley Capital I Trust 2017-H1	3.26	06/15/2050	500,000	520,090
UBS Commercial Mortgage Trust 2018-C12	4.30	08/15/2051	500,000	558,177
UBS-Barclays Commercial Mortgage Trust 2012-C4	2.79	12/10/2045	504,000	511,404
UBS-Barclays Commercial Mortgage Trust 2013-C6	3.24	04/10/2046	209,691	216,470
Wells Fargo Commercial Mortgage Trust 2018-C44	4.21	05/15/2051	200,000	222,381

Total Commercial Mortgage-Backed Securities (Cost $9,269,987)				9,293,511

Mortgage-Backed Securities — 14.85%
Fannie Mae or Freddie Mac [2]	3.00	07/01/2034	1,425,000	1,453,013
Fannie Mae or Freddie Mac [2]	3.50	07/01/2034	700,000	722,535
Fannie Mae or Freddie Mac [2]	4.00	07/01/2034	450,000	467,139
Fannie Mae or Freddie Mac [2]	2.50	07/01/2034	425,000	427,980
Fannie Mae or Freddie Mac [2]	4.00	07/01/2049	7,575,000	7,829,029
Fannie Mae or Freddie Mac [2]	3.50	07/01/2049	5,100,000	5,214,152
Fannie Mae or Freddie Mac [2]	4.50	07/01/2049	2,625,000	2,742,997
Fannie Mae or Freddie Mac [2]	3.00	07/01/2049	1,850,000	1,865,790
Fannie Mae or Freddie Mac [2]	5.00	07/01/2049	575,000	607,804
Fannie Mae or Freddie Mac [2]	3.50	08/01/2049	650,000	664,413
Fannie Mae or Freddie Mac [2]	4.00	08/01/2049	325,000	335,797

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.85%
Fannie Mae or Freddie Mac [2]	3.00	08/01/2049	325,000	327,507
Fannie Mae or Freddie Mac [2]	5.00	08/01/2049	100,000	105,674
Fannie Mae Pool	4.00	03/01/2022	1,122	1,164
Fannie Mae Pool	3.50	04/01/2024	9,694	10,006
Fannie Mae Pool	4.00	07/01/2024	44,795	46,770
Fannie Mae Pool	4.50	05/01/2025	115,125	120,845
Fannie Mae Pool	3.50	10/01/2025	152,799	157,718
Fannie Mae Pool	3.50	10/01/2025	62,267	64,271
Fannie Mae Pool	3.50	12/01/2025	125,385	129,421
Fannie Mae Pool	3.50	01/01/2026	23,827	24,594
Fannie Mae Pool	3.50	02/01/2026	26,571	27,427
Fannie Mae Pool	3.50	06/01/2026	5,541	5,771
Fannie Mae Pool	3.00	11/01/2026	106,490	108,981
Fannie Mae Pool	3.00	05/01/2027	65,384	66,915
Fannie Mae Pool	3.50	08/01/2027	142,725	147,319
Fannie Mae Pool	3.00	08/01/2027	87,391	89,439
Fannie Mae Pool	2.50	01/01/2028	194,127	195,862
Fannie Mae Pool	3.00	02/01/2028	229,523	234,903
Fannie Mae Pool	2.50	05/01/2028	99,221	100,107
Fannie Mae Pool	3.00	08/01/2028	72,487	74,098
Fannie Mae Pool	2.50	09/01/2028	98,245	99,121
Fannie Mae Pool	4.50	03/01/2029	1,876	1,960
Fannie Mae Pool	4.00	07/01/2029	46,053	47,898
Fannie Mae Pool	4.50	08/01/2029	82,944	86,896
Fannie Mae Pool	2.50	08/01/2030	175,658	177,068
Fannie Mae Pool	3.50	11/01/2030	26,890	27,888
Fannie Mae Pool	3.00	02/01/2031	164,190	167,612
Fannie Mae Pool	4.00	03/01/2031	96,381	100,503
Fannie Mae Pool	4.00	03/01/2031	25,000	25,950
Fannie Mae Pool	2.50	07/01/2031	149,834	151,036
Fannie Mae Pool	2.00	08/01/2031	245,766	243,354
Fannie Mae Pool	2.50	09/01/2031	366,532	369,473
Fannie Mae Pool	2.50	11/01/2031	213,294	214,908
Fannie Mae Pool	2.00	11/01/2031	37,252	36,886
Fannie Mae Pool	2.50	12/01/2031	172,982	174,372
Fannie Mae Pool	2.50	01/01/2032	216,477	218,115
Fannie Mae Pool	2.50	01/01/2032	53,345	53,748
Fannie Mae Pool	2.50	02/01/2032	218,070	219,721
Fannie Mae Pool	2.00	02/01/2032	55,770	55,222
Fannie Mae Pool	3.00	02/01/2032	48,863	49,950
Fannie Mae Pool	3.00	04/01/2032	60,386	61,767
Fannie Mae Pool	3.00	08/01/2032	49,420	50,521
Fannie Mae Pool	3.50	08/01/2032	48,724	50,536
Fannie Mae Pool	2.50	12/01/2032	191,784	193,235
Fannie Mae Pool	3.00	01/01/2033	95,568	97,493

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.85%
Fannie Mae Pool	2.50	01/01/2033	94,520	95,236
Fannie Mae Pool	3.00	01/01/2033	21,184	21,611
Fannie Mae Pool	3.00	04/01/2033	150,251	153,273
Fannie Mae Pool	3.00	05/01/2033	155,587	158,716
Fannie Mae Pool	3.50	05/01/2033	86,562	89,381
Fannie Mae Pool	5.50	06/01/2033	12,619	13,910
Fannie Mae Pool	3.50	08/01/2033	170,444	176,783
Fannie Mae Pool	2.50	08/01/2033	135,571	136,598
Fannie Mae Pool	5.50	08/01/2033	77,257	85,337
Fannie Mae Pool	3.50	09/01/2033	68,152	70,427
Fannie Mae Pool	4.00	10/01/2033	214,474	225,890
Fannie Mae Pool	3.50	10/01/2033	22,638	23,395
Fannie Mae Pool	5.50	11/01/2033	984	1,089
Fannie Mae Pool	5.50	02/01/2034	51,441	57,123
Fannie Mae Pool	3.00	04/01/2034	97,188	99,147
Fannie Mae Pool	3.00	05/01/2034	359,670	366,288
Fannie Mae Pool	5.50	05/01/2034	137,140	152,326
Fannie Mae Pool	3.00	05/01/2034	98,235	100,218
Fannie Mae Pool	3.00	11/01/2034	20,399	20,775
Fannie Mae Pool	3.50	01/01/2035	183,047	189,399
Fannie Mae Pool	4.50	02/01/2035	401,260	428,498
Fannie Mae Pool	3.00	02/01/2035	153,376	156,199
Fannie Mae Pool	3.00	02/01/2035	62,372	63,521
Fannie Mae Pool	5.00	03/01/2035	186,712	204,062
Fannie Mae Pool	5.00	07/01/2035	23,054	25,197
Fannie Mae Pool	3.50	11/01/2035	26,935	27,762
Fannie Mae Pool	2.50	08/01/2036	55,255	55,360
Fannie Mae Pool	2.50	10/01/2036	48,636	48,729
Fannie Mae Pool	3.00	11/01/2036	19,397	19,754
Fannie Mae Pool	3.00	12/01/2036	94,793	96,541
Fannie Mae Pool	3.00	12/01/2036	75,426	76,816
Fannie Mae Pool	3.00	12/01/2036	57,546	58,607
Fannie Mae Pool	3.00	02/01/2037	58,558	59,638
Fannie Mae Pool	3.50	02/01/2037	57,005	58,645
Fannie Mae Pool	3.00	02/01/2037	40,836	41,588
Fannie Mae Pool	3.00	04/01/2037	58,888	59,973
Fannie Mae Pool	5.50	09/01/2037	107,534	119,398
Fannie Mae Pool	3.50	11/01/2037	42,480	43,792
Fannie Mae Pool	3.50	01/01/2038	87,193	89,951
Fannie Mae Pool	5.50	02/01/2038	68,951	76,582
Fannie Mae Pool	5.00	02/01/2038	37,276	39,399
Fannie Mae Pool	4.00	03/01/2038	65,152	67,996
Fannie Mae Pool	6.00	05/01/2038	124,041	140,673
Fannie Mae Pool	4.00	07/01/2038	22,513	23,496
Fannie Mae Pool	5.50	10/01/2038	56,434	62,689

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.85%
Fannie Mae Pool	4.00	12/01/2038	141,811	148,056
Fannie Mae Pool	5.00	01/01/2039	116,172	125,925
Fannie Mae Pool	4.50	03/01/2039	1,423	1,527
Fannie Mae Pool	5.50	04/01/2039	134,400	146,624
Fannie Mae Pool	3.50	04/01/2039	97,983	100,912
Fannie Mae Pool	3.50	06/01/2039	68,086	70,040
Fannie Mae Pool	4.50	09/01/2039	52,031	55,851
Fannie Mae Pool	6.00	10/01/2039	48,756	55,292
Fannie Mae Pool	5.00	12/01/2039	55,538	60,358
Fannie Mae Pool	4.50	02/01/2040	62,439	67,063
Fannie Mae Pool	4.00	02/01/2040	17,117	18,052
Fannie Mae Pool	4.50	04/01/2040	105,876	113,712
Fannie Mae Pool	4.50	05/01/2040	201,195	216,092
Fannie Mae Pool	4.00	07/01/2040	43,127	45,466
Fannie Mae Pool	4.50	07/01/2040	41,847	44,930
Fannie Mae Pool	5.00	08/01/2040	69,546	75,577
Fannie Mae Pool	5.00	09/01/2040	110,039	119,257
Fannie Mae Pool	4.00	01/01/2041	207,820	219,125
Fannie Mae Pool	3.50	01/01/2041	204,433	211,397
Fannie Mae Pool	5.00	02/01/2041	149,003	161,923
Fannie Mae Pool	5.00	02/01/2041	95,267	103,414
Fannie Mae Pool	3.50	03/01/2041	176,650	182,251
Fannie Mae Pool	5.00	04/01/2041	191,932	208,539
Fannie Mae Pool	4.00	01/01/2042	783,904	826,652
Fannie Mae Pool	4.00	01/01/2042	230,416	243,265
Fannie Mae Pool	4.00	01/01/2042	141,339	149,046
Fannie Mae Pool	5.50	02/01/2042	135,165	149,984
Fannie Mae Pool	3.50	05/01/2042	253,135	262,786
Fannie Mae Pool	5.00	05/01/2042	92,637	100,590
Fannie Mae Pool	3.50	09/01/2042	231,033	239,864
Fannie Mae Pool	3.50	10/01/2042	210,872	218,933
Fannie Mae Pool	3.50	11/01/2042	478,729	497,030
Fannie Mae Pool	3.50	11/01/2042	158,127	164,171
Fannie Mae Pool	3.00	11/01/2042	136,902	139,261
Fannie Mae Pool	3.00	01/01/2043	333,601	339,348
Fannie Mae Pool	3.00	01/01/2043	190,753	194,039
Fannie Mae Pool	3.00	01/01/2043	64,654	65,767
Fannie Mae Pool	3.00	04/01/2043	303,245	308,469
Fannie Mae Pool	3.00	04/01/2043	65,418	66,545
Fannie Mae Pool	3.50	05/01/2043	289,826	300,902
Fannie Mae Pool	3.00	05/01/2043	45,787	46,689
Fannie Mae Pool	3.00	06/01/2043	339,217	344,055
Fannie Mae Pool	3.00	07/01/2043	389,555	396,267
Fannie Mae Pool	3.00	07/01/2043	327,216	333,016
Fannie Mae Pool	3.00	08/01/2043	516,421	526,596

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.85%
Fannie Mae Pool	3.50	08/01/2043	227,914	236,623
Fannie Mae Pool	3.00	08/01/2043	163,673	166,484
Fannie Mae Pool	3.00	08/01/2043	157,053	159,759
Fannie Mae Pool	4.00	09/01/2043	214,674	225,976
Fannie Mae Pool	4.00	09/01/2043	130,407	138,009
Fannie Mae Pool	3.00	10/01/2043	338,818	344,656
Fannie Mae Pool	3.00	10/01/2043	320,865	326,387
Fannie Mae Pool	5.00	11/01/2043	51,732	56,130
Fannie Mae Pool	5.50	05/01/2044	79,213	85,351
Fannie Mae Pool	4.00	06/01/2044	179,952	188,551
Fannie Mae Pool	4.00	08/01/2044	171,386	179,391
Fannie Mae Pool	3.50	10/01/2044	355,411	370,098
Fannie Mae Pool	4.00	10/01/2044	99,462	104,448
Fannie Mae Pool	4.00	10/01/2044	13,682	14,310
Fannie Mae Pool	3.50	12/01/2044	322,629	335,961
Fannie Mae Pool	4.00	12/01/2044	193,589	202,513
Fannie Mae Pool	3.00	01/01/2045	325,775	331,386
Fannie Mae Pool	3.50	02/01/2045	461,375	478,134
Fannie Mae Pool	3.50	02/01/2045	275,156	283,879
Fannie Mae Pool	4.00	03/01/2045	24,202	25,314
Fannie Mae Pool	3.50	06/01/2045	164,882	170,057
Fannie Mae Pool	3.50	08/01/2045	527,211	543,762
Fannie Mae Pool	3.50	08/01/2045	213,302	219,999
Fannie Mae Pool	3.50	09/01/2045	310,061	319,795
Fannie Mae Pool	4.50	09/01/2045	123,047	131,271
Fannie Mae Pool	4.00	10/01/2045	65,198	68,194
Fannie Mae Pool	4.00	10/01/2045	39,779	41,606
Fannie Mae Pool	3.00	11/01/2045	797,362	808,463
Fannie Mae Pool	4.00	11/01/2045	501,355	524,390
Fannie Mae Pool	3.50	11/01/2045	167,287	172,539
Fannie Mae Pool	4.50	11/01/2045	141,353	150,377
Fannie Mae Pool	4.00	11/01/2045	15,683	16,404
Fannie Mae Pool	3.00	12/01/2045	565,065	572,816
Fannie Mae Pool	3.50	12/01/2045	321,168	331,250
Fannie Mae Pool	3.50	12/01/2045	271,676	280,205
Fannie Mae Pool	4.50	12/01/2045	128,941	137,014
Fannie Mae Pool	3.50	01/01/2046	326,941	337,205
Fannie Mae Pool	3.50	01/01/2046	302,578	312,078
Fannie Mae Pool	4.00	01/01/2046	257,554	269,387
Fannie Mae Pool	3.00	01/01/2046	212,261	215,172
Fannie Mae Pool	3.50	02/01/2046	302,605	312,103
Fannie Mae Pool	4.00	02/01/2046	242,611	253,756
Fannie Mae Pool	3.50	03/01/2046	321,302	331,056
Fannie Mae Pool	3.50	03/01/2046	312,749	322,469
Fannie Mae Pool	3.50	03/01/2046	308,004	317,104

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.85%
Fannie Mae Pool	3.50	03/01/2046	307,068	316,611
Fannie Mae Pool	3.50	03/01/2046	305,292	314,827
Fannie Mae Pool	3.50	03/01/2046	285,375	294,288
Fannie Mae Pool	4.00	03/01/2046	218,305	228,333
Fannie Mae Pool	3.00	05/01/2046	370,519	375,490
Fannie Mae Pool	3.00	06/01/2046	222,021	224,977
Fannie Mae Pool	4.00	07/01/2046	157,731	163,022
Fannie Mae Pool	2.50	08/01/2046	156,023	154,920
Fannie Mae Pool	4.50	08/01/2046	144,800	151,315
Fannie Mae Pool	2.50	08/01/2046	20,653	20,507
Fannie Mae Pool	3.00	09/01/2046	232,562	235,611
Fannie Mae Pool	3.00	09/01/2046	229,694	232,717
Fannie Mae Pool	3.00	09/01/2046	79,219	80,258
Fannie Mae Pool	2.50	09/01/2046	20,076	19,935
Fannie Mae Pool	3.00	10/01/2046	258,842	262,222
Fannie Mae Pool	3.00	10/01/2046	25,866	26,204
Fannie Mae Pool	3.00	10/01/2046	22,102	22,392
Fannie Mae Pool	3.00	11/01/2046	259,542	262,918
Fannie Mae Pool	3.00	11/01/2046	88,889	90,041
Fannie Mae Pool	3.00	11/01/2046	78,336	79,347
Fannie Mae Pool	4.50	11/01/2046	48,857	51,939
Fannie Mae Pool	3.00	11/01/2046	39,150	39,657
Fannie Mae Pool	3.00	12/01/2046	244,333	247,511
Fannie Mae Pool	3.00	12/01/2046	213,977	216,738
Fannie Mae Pool	3.50	12/01/2046	188,824	194,631
Fannie Mae Pool	3.00	12/01/2046	183,986	186,379
Fannie Mae Pool	2.50	12/01/2046	21,559	21,407
Fannie Mae Pool	3.00	01/01/2047	161,652	163,606
Fannie Mae Pool	4.50	01/01/2047	41,811	44,073
Fannie Mae Pool	3.00	02/01/2047	274,799	278,359
Fannie Mae Pool	3.50	02/01/2047	38,370	39,521
Fannie Mae Pool	4.50	03/01/2047	167,984	176,864
Fannie Mae Pool	4.50	03/01/2047	157,942	166,412
Fannie Mae Pool	4.50	04/01/2047	166,484	175,284
Fannie Mae Pool	4.00	05/01/2047	234,233	244,496
Fannie Mae Pool	4.00	06/01/2047	254,203	265,237
Fannie Mae Pool	4.00	08/01/2047	169,339	176,550
Fannie Mae Pool	4.00	08/01/2047	91,741	95,610
Fannie Mae Pool	4.00	08/01/2047	66,017	68,802
Fannie Mae Pool	3.50	08/01/2047	47,600	49,006
Fannie Mae Pool	3.50	09/01/2047	337,850	347,929
Fannie Mae Pool	4.00	09/01/2047	184,308	192,047
Fannie Mae Pool	4.50	10/01/2047	108,369	114,070
Fannie Mae Pool	3.50	11/01/2047	109,905	113,102
Fannie Mae Pool	3.50	12/01/2047	468,365	481,783

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.85%
Fannie Mae Pool	3.50	12/01/2047	287,543	296,207
Fannie Mae Pool	3.50	12/01/2047	239,055	246,112
Fannie Mae Pool	3.50	01/01/2048	386,470	397,474
Fannie Mae Pool	4.00	01/01/2048	255,640	266,284
Fannie Mae Pool	4.50	01/01/2048	43,294	45,544
Fannie Mae Pool	4.00	02/01/2048	454,639	472,780
Fannie Mae Pool	4.50	02/01/2048	99,105	103,899
Fannie Mae Pool	3.50	03/01/2048	215,389	221,269
Fannie Mae Pool	4.00	03/01/2048	111,008	115,410
Fannie Mae Pool	3.50	04/01/2048	166,703	171,232
Fannie Mae Pool	4.50	05/01/2048	442,249	464,601
Fannie Mae Pool	3.50	05/01/2048	116,713	119,899
Fannie Mae Pool	4.50	05/01/2048	89,281	93,768
Fannie Mae Pool	4.50	05/01/2048	21,220	22,170
Fannie Mae Pool	4.00	06/01/2048	329,236	341,865
Fannie Mae Pool	4.00	06/01/2048	260,727	270,846
Fannie Mae Pool	4.00	06/01/2048	184,259	191,470
Fannie Mae Pool	4.50	06/01/2048	86,483	90,526
Fannie Mae Pool	4.00	07/01/2048	91,551	95,087
Fannie Mae Pool	4.00	08/01/2048	192,418	199,705
Fannie Mae Pool	3.50	08/01/2048	24,499	25,111
Fannie Mae Pool	3.50	10/01/2048	94,261	96,613
Fannie Mae Pool	3.50	10/01/2048	49,369	50,561
Fannie Mae Pool	4.00	11/01/2048	258,798	267,530
Fannie Mae Pool	3.50	11/01/2048	238,734	244,618
Fannie Mae Pool	4.50	11/01/2048	92,869	97,017
Fannie Mae Pool	4.50	12/01/2048	179,723	188,033
Fannie Mae Pool	4.50	12/01/2048	92,765	96,945
Fannie Mae Pool	4.00	01/01/2049	189,470	196,242
Fannie Mae Pool	4.50	01/01/2049	98,447	102,878
Fannie Mae Pool	3.50	02/01/2049	144,460	147,878
Fannie Mae Pool	4.50	02/01/2049	144,062	150,481
Fannie Mae Pool	3.50	02/01/2049	96,102	98,266
Fannie Mae Pool	4.00	02/01/2049	96,086	99,287
Fannie Mae Pool	3.50	02/01/2049	48,103	49,239
Fannie Mae Pool	3.50	03/01/2049	194,283	198,897
Fannie Mae Pool	4.00	03/01/2049	193,280	199,720
Fannie Mae Pool	4.00	03/01/2049	94,841	98,616
Fannie Mae Pool	3.50	04/01/2049	98,764	101,120
Fannie Mae Pool	4.50	04/01/2049	97,411	101,756
Freddie Mac Gold Pool	4.00	10/01/2020	19,015	19,747
Freddie Mac Gold Pool	3.50	10/01/2025	18,474	19,078
Freddie Mac Gold Pool	3.50	11/01/2025	128,056	133,449
Freddie Mac Gold Pool	5.50	12/01/2025	703	750
Freddie Mac Gold Pool	3.50	07/01/2026	53,592	55,344

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.85%
Freddie Mac Gold Pool	4.00	07/01/2026	44,305	46,133
Freddie Mac Gold Pool	3.50	01/01/2027	86,854	90,417
Freddie Mac Gold Pool	3.00	02/01/2027	66,782	68,384
Freddie Mac Gold Pool	2.50	11/01/2027	85,730	86,543
Freddie Mac Gold Pool	3.00	02/01/2029	161,665	165,355
Freddie Mac Gold Pool	3.00	06/01/2029	191,277	195,758
Freddie Mac Gold Pool	2.50	09/01/2029	90,585	91,361
Freddie Mac Gold Pool	3.00	02/01/2031	191,033	195,389
Freddie Mac Gold Pool	4.50	03/01/2031	131,516	140,094
Freddie Mac Gold Pool	2.50	11/01/2031	204,016	205,765
Freddie Mac Gold Pool	2.50	11/01/2031	42,865	43,210
Freddie Mac Gold Pool	2.50	12/01/2031	186,985	188,492
Freddie Mac Gold Pool	2.00	01/01/2032	180,735	179,064
Freddie Mac Gold Pool	2.50	02/01/2032	178,169	179,605
Freddie Mac Gold Pool	3.00	02/01/2032	91,263	93,346
Freddie Mac Gold Pool	2.50	11/01/2032	283,184	285,467
Freddie Mac Gold Pool	3.00	12/01/2032	180,549	184,289
Freddie Mac Gold Pool	2.50	01/01/2033	71,708	72,286
Freddie Mac Gold Pool	3.00	02/01/2033	361,292	368,785
Freddie Mac Gold Pool	2.50	03/01/2033	174,956	176,366
Freddie Mac Gold Pool	2.50	04/01/2033	92,673	93,419
Freddie Mac Gold Pool	2.50	05/01/2033	93,486	94,240
Freddie Mac Gold Pool	2.50	06/01/2033	185,952	187,450
Freddie Mac Gold Pool	2.50	07/01/2033	177,405	178,835
Freddie Mac Gold Pool	3.50	09/01/2033	111,062	114,863
Freddie Mac Gold Pool	3.00	12/01/2033	91,239	93,132
Freddie Mac Gold Pool	3.50	12/01/2033	67,689	70,008
Freddie Mac Gold Pool	3.00	04/01/2034	96,527	98,532
Freddie Mac Gold Pool	3.00	12/01/2034	410,412	418,221
Freddie Mac Gold Pool	3.50	03/01/2035	164,766	170,998
Freddie Mac Gold Pool	3.00	04/01/2035	47,416	48,131
Freddie Mac Gold Pool	3.50	05/01/2035	142,454	147,843
Freddie Mac Gold Pool	4.00	10/01/2035	144,663	152,455
Freddie Mac Gold Pool	5.50	03/01/2036	64,412	71,464
Freddie Mac Gold Pool	4.50	06/01/2036	429,564	460,530
Freddie Mac Gold Pool	3.00	11/01/2036	75,352	76,788
Freddie Mac Gold Pool	3.00	02/01/2037	79,176	80,660
Freddie Mac Gold Pool	5.00	02/01/2037	69,683	75,826
Freddie Mac Gold Pool	5.50	06/01/2037	49,486	54,932
Freddie Mac Gold Pool	3.50	06/01/2037	39,616	40,894
Freddie Mac Gold Pool	5.50	12/01/2037	99,768	110,832
Freddie Mac Gold Pool	5.50	07/01/2038	47,191	51,257
Freddie Mac Gold Pool	5.00	10/01/2038	47,456	51,554
Freddie Mac Gold Pool	5.50	03/01/2039	47,617	51,702
Freddie Mac Gold Pool	5.00	04/01/2039	65,451	69,989

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.85%
Freddie Mac Gold Pool	4.50	06/01/2039	38,080	40,928
Freddie Mac Gold Pool	4.50	10/01/2039	62,275	66,925
Freddie Mac Gold Pool	4.00	11/01/2039	107,538	113,443
Freddie Mac Gold Pool	5.50	12/01/2039	59,729	63,692
Freddie Mac Gold Pool	5.50	03/01/2040	149,395	162,149
Freddie Mac Gold Pool	4.00	12/01/2040	195,915	206,750
Freddie Mac Gold Pool	4.00	12/01/2040	150,945	159,293
Freddie Mac Gold Pool	4.50	12/01/2040	87,975	94,553
Freddie Mac Gold Pool	5.50	06/01/2041	64,235	71,859
Freddie Mac Gold Pool	5.50	06/01/2041	62,911	68,616
Freddie Mac Gold Pool	4.00	11/01/2041	247,728	262,358
Freddie Mac Gold Pool	3.50	11/01/2041	232,279	241,306
Freddie Mac Gold Pool	3.50	04/01/2042	316,131	326,712
Freddie Mac Gold Pool	3.50	06/01/2042	116,273	120,792
Freddie Mac Gold Pool	3.50	09/01/2042	118,281	122,915
Freddie Mac Gold Pool	3.50	09/01/2042	110,128	114,408
Freddie Mac Gold Pool	3.00	10/01/2042	369,275	375,825
Freddie Mac Gold Pool	3.00	10/01/2042	65,299	66,465
Freddie Mac Gold Pool	3.00	12/01/2042	102,437	104,260
Freddie Mac Gold Pool	3.00	01/01/2043	485,453	494,119
Freddie Mac Gold Pool	3.00	02/01/2043	209,150	212,879
Freddie Mac Gold Pool	3.00	02/01/2043	118,348	120,747
Freddie Mac Gold Pool	2.50	02/01/2043	35,250	35,165
Freddie Mac Gold Pool	3.00	03/01/2043	89,817	91,420
Freddie Mac Gold Pool	3.50	06/01/2043	122,985	127,762
Freddie Mac Gold Pool	3.50	07/01/2043	12,416	12,899
Freddie Mac Gold Pool	3.00	08/01/2043	385,280	392,159
Freddie Mac Gold Pool	3.00	08/01/2043	289,832	294,146
Freddie Mac Gold Pool	3.50	08/01/2043	219,240	227,759
Freddie Mac Gold Pool	4.50	11/01/2043	150,631	161,016
Freddie Mac Gold Pool	3.50	01/01/2044	137,063	142,380
Freddie Mac Gold Pool	4.50	05/01/2044	5,817	6,083
Freddie Mac Gold Pool	3.50	06/01/2044	73,722	76,582
Freddie Mac Gold Pool	5.00	06/01/2044	61,697	65,623
Freddie Mac Gold Pool	4.00	07/01/2044	253,466	265,629
Freddie Mac Gold Pool	3.50	01/01/2045	190,575	196,895
Freddie Mac Gold Pool	4.00	01/01/2045	155,966	163,258
Freddie Mac Gold Pool	3.50	02/01/2045	139,684	144,237
Freddie Mac Gold Pool	4.50	03/01/2045	184,476	196,344
Freddie Mac Gold Pool	3.50	07/01/2045	345,488	356,555
Freddie Mac Gold Pool	3.00	09/01/2045	331,636	336,562
Freddie Mac Gold Pool	3.50	11/01/2045	65,965	68,119
Freddie Mac Gold Pool	3.50	12/01/2045	447,689	462,305
Freddie Mac Gold Pool	4.00	12/01/2045	286,627	300,427
Freddie Mac Gold Pool	4.00	12/01/2045	161,735	169,273

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.85%
Freddie Mac Gold Pool	3.50	01/01/2046	295,461	305,104
Freddie Mac Gold Pool	4.00	01/01/2046	250,068	261,721
Freddie Mac Gold Pool	3.00	03/01/2046	459,335	465,831
Freddie Mac Gold Pool	3.50	03/01/2046	297,080	306,549
Freddie Mac Gold Pool	4.00	03/01/2046	19,507	20,416
Freddie Mac Gold Pool	4.00	04/01/2046	885,821	927,099
Freddie Mac Gold Pool	3.00	04/01/2046	351,012	355,941
Freddie Mac Gold Pool	3.50	04/01/2046	316,134	326,113
Freddie Mac Gold Pool	4.50	04/01/2046	37,975	40,306
Freddie Mac Gold Pool	3.00	05/01/2046	363,125	368,205
Freddie Mac Gold Pool	3.50	06/01/2046	243,270	250,836
Freddie Mac Gold Pool	3.00	09/01/2046	228,640	231,791
Freddie Mac Gold Pool	2.50	09/01/2046	32,629	32,418
Freddie Mac Gold Pool	3.00	11/01/2046	588,335	596,353
Freddie Mac Gold Pool	3.00	11/01/2046	233,205	236,095
Freddie Mac Gold Pool	3.00	12/01/2046	255,966	259,125
Freddie Mac Gold Pool	2.50	12/01/2046	31,146	30,946
Freddie Mac Gold Pool	3.00	01/01/2047	412,572	417,642
Freddie Mac Gold Pool	4.00	03/01/2047	233,599	244,181
Freddie Mac Gold Pool	5.00	03/01/2047	210,208	223,075
Freddie Mac Gold Pool	4.50	03/01/2047	198,768	209,421
Freddie Mac Gold Pool	3.00	03/01/2047	72,041	72,913
Freddie Mac Gold Pool	3.50	04/01/2047	245,946	253,667
Freddie Mac Gold Pool	3.50	11/01/2047	318,710	328,606
Freddie Mac Gold Pool	4.50	11/01/2047	195,835	206,273
Freddie Mac Gold Pool	3.50	12/01/2047	287,495	296,130
Freddie Mac Gold Pool	3.50	12/01/2047	285,687	294,566
Freddie Mac Gold Pool	4.00	12/01/2047	258,039	268,711
Freddie Mac Gold Pool	3.00	12/01/2047	48,155	48,807
Freddie Mac Gold Pool	3.50	12/01/2047	45,343	46,691
Freddie Mac Gold Pool	5.00	02/01/2048	24,481	25,964
Freddie Mac Gold Pool	3.00	03/01/2048	189,722	191,567
Freddie Mac Gold Pool	3.50	03/01/2048	47,911	49,291
Freddie Mac Gold Pool	3.00	04/01/2048	192,234	194,104
Freddie Mac Gold Pool	5.00	05/01/2048	118,122	125,317
Freddie Mac Gold Pool	3.50	05/01/2048	117,685	120,973
Freddie Mac Gold Pool	4.50	05/01/2048	88,938	93,517
Freddie Mac Gold Pool	3.50	06/01/2048	186,371	191,297
Freddie Mac Gold Pool	3.00	06/01/2048	119,399	120,560
Freddie Mac Gold Pool	3.50	07/01/2048	466,068	478,207
Freddie Mac Gold Pool	4.00	07/01/2048	270,444	280,855
Freddie Mac Gold Pool	4.50	07/01/2048	169,917	177,930
Freddie Mac Gold Pool	5.00	07/01/2048	22,862	24,262
Freddie Mac Gold Pool	4.00	08/01/2048	451,561	467,815
Freddie Mac Gold Pool	3.50	08/01/2048	93,835	96,331

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.85%
Freddie Mac Gold Pool	4.00	09/01/2048	99,230	103,142
Freddie Mac Gold Pool	4.00	09/01/2048	95,141	98,459
Freddie Mac Gold Pool	4.00	09/01/2048	93,820	97,382
Freddie Mac Gold Pool	4.50	09/01/2048	87,696	91,767
Freddie Mac Gold Pool	4.00	10/01/2048	278,432	288,173
Freddie Mac Gold Pool	3.50	10/01/2048	187,784	192,517
Freddie Mac Gold Pool	3.50	11/01/2048	95,777	98,156
Freddie Mac Gold Pool	4.50	11/01/2048	91,265	95,756
Freddie Mac Gold Pool	4.00	11/01/2048	91,244	94,347
Freddie Mac Gold Pool	4.50	11/01/2048	87,701	91,745
Ginnie Mae [2]	4.00	07/20/2049	4,300,000	4,457,555
Ginnie Mae [2]	3.50	07/20/2049	3,600,000	3,718,828
Ginnie Mae [2]	3.00	07/20/2049	1,850,000	1,890,541
Ginnie Mae [2]	4.50	07/20/2049	1,700,000	1,771,968
Ginnie Mae [2]	5.00	07/20/2049	525,000	548,799
Ginnie Mae [2]	3.50	08/20/2049	150,000	154,828
Ginnie Mae [2]	4.00	08/20/2049	100,000	103,633
Ginnie Mae I Pool	5.50	07/15/2038	143,551	158,626
Ginnie Mae I Pool	5.50	12/15/2038	68,442	75,540
Ginnie Mae I Pool	5.00	03/15/2039	34,788	38,278
Ginnie Mae I Pool	5.00	04/15/2039	172,449	189,826
Ginnie Mae I Pool	5.00	07/15/2039	28,907	31,815
Ginnie Mae I Pool	4.50	11/15/2039	84,748	91,356
Ginnie Mae I Pool	5.00	12/15/2039	3,332	3,667
Ginnie Mae I Pool	4.50	05/15/2040	18,896	20,367
Ginnie Mae I Pool	4.50	08/15/2040	4,755	5,126
Ginnie Mae I Pool	5.00	12/15/2040	30,692	33,768
Ginnie Mae I Pool	5.00	04/15/2041	26,655	28,523
Ginnie Mae I Pool	5.00	05/15/2041	133,472	146,515
Ginnie Mae I Pool	3.00	11/15/2042	116,452	119,205
Ginnie Mae I Pool	3.00	05/15/2043	13,497	13,836
Ginnie Mae I Pool	3.50	11/15/2044	19,400	20,055
Ginnie Mae I Pool	3.50	02/15/2045	216,625	223,935
Ginnie Mae I Pool	3.00	03/15/2045	132,097	134,932
Ginnie Mae I Pool	3.50	03/15/2045	38,876	40,188
Ginnie Mae I Pool	4.00	07/15/2045	26,092	27,215
Ginnie Mae I Pool	3.00	08/15/2045	144,315	147,412
Ginnie Mae I Pool	4.00	12/15/2045	27,100	28,786
Ginnie Mae I Pool	4.00	03/15/2046	150,363	159,672
Ginnie Mae I Pool	4.00	03/15/2046	43,999	46,302
Ginnie Mae I Pool	4.00	05/15/2046	64,535	67,317
Ginnie Mae I Pool	3.50	06/15/2046	123,450	127,616
Ginnie Mae I Pool	4.50	08/15/2046	201,931	217,138
Ginnie Mae I Pool	4.50	08/15/2046	102,086	109,954
Ginnie Mae I Pool	2.50	09/15/2046	48,880	49,099

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.85%
Ginnie Mae I Pool	4.50	10/15/2046	66,406	71,296
Ginnie Mae I Pool	4.00	07/15/2047	74,319	78,949
Ginnie Mae I Pool	4.50	12/15/2047	82,009	87,021
Ginnie Mae II Pool	3.00	01/20/2027	206,998	211,630
Ginnie Mae II Pool	2.50	08/20/2027	27,784	28,218
Ginnie Mae II Pool	2.50	03/20/2028	25,361	25,758
Ginnie Mae II Pool	3.00	10/20/2028	26,200	26,854
Ginnie Mae II Pool	3.50	07/20/2030	44,956	46,381
Ginnie Mae II Pool	2.50	12/20/2030	133,862	135,306
Ginnie Mae II Pool	3.00	07/20/2032	37,069	37,837
Ginnie Mae II Pool	5.50	02/20/2034	14,939	16,347
Ginnie Mae II Pool	5.00	06/20/2040	30,596	33,664
Ginnie Mae II Pool	4.00	08/20/2040	51,337	54,368
Ginnie Mae II Pool	5.00	09/20/2040	65,492	71,998
Ginnie Mae II Pool	4.00	10/20/2040	53,582	56,751
Ginnie Mae II Pool	4.50	10/20/2040	38,877	41,473
Ginnie Mae II Pool	4.00	01/20/2041	48,617	51,491
Ginnie Mae II Pool	4.00	04/20/2041	47,345	50,147
Ginnie Mae II Pool	4.50	04/20/2041	32,240	34,392
Ginnie Mae II Pool	5.00	04/20/2041	6,197	6,796
Ginnie Mae II Pool	4.50	05/20/2041	129,997	138,684
Ginnie Mae II Pool	4.50	08/20/2041	239,447	255,444
Ginnie Mae II Pool	4.00	10/20/2041	53,672	56,844
Ginnie Mae II Pool	4.00	04/20/2042	51,397	54,309
Ginnie Mae II Pool	3.50	04/20/2042	40,222	42,005
Ginnie Mae II Pool	3.50	05/20/2042	269,416	281,305
Ginnie Mae II Pool	3.50	08/20/2042	152,659	159,334
Ginnie Mae II Pool	3.00	08/20/2042	95,925	98,199
Ginnie Mae II Pool	3.00	09/20/2042	231,126	236,607
Ginnie Mae II Pool	3.50	09/20/2042	79,654	83,128
Ginnie Mae II Pool	3.50	10/20/2042	237,110	247,431
Ginnie Mae II Pool	3.00	11/20/2042	281,007	287,671
Ginnie Mae II Pool	3.50	01/20/2043	331,610	346,009
Ginnie Mae II Pool	3.00	01/20/2043	291,424	298,334
Ginnie Mae II Pool	3.50	03/20/2043	108,975	113,673
Ginnie Mae II Pool	3.50	04/20/2043	108,920	113,649
Ginnie Mae II Pool	3.50	05/20/2043	87,720	91,493
Ginnie Mae II Pool	3.50	08/20/2043	175,831	183,231
Ginnie Mae II Pool	3.50	09/20/2043	179,844	187,376
Ginnie Mae II Pool	3.00	11/20/2043	234,128	239,680
Ginnie Mae II Pool	5.00	12/20/2043	12,882	14,113
Ginnie Mae II Pool	3.50	02/20/2044	238,400	247,335
Ginnie Mae II Pool	3.50	07/20/2044	200,231	208,083
Ginnie Mae II Pool	4.50	07/20/2044	9,532	10,125
Ginnie Mae II Pool	3.50	10/20/2044	256,416	266,367

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.85%
Ginnie Mae II Pool	4.50	10/20/2044	12,428	13,185
Ginnie Mae II Pool	3.50	02/20/2045	280,634	291,295
Ginnie Mae II Pool	3.00	02/20/2045	164,263	168,769
Ginnie Mae II Pool	3.50	03/20/2045	236,851	245,788
Ginnie Mae II Pool	4.50	03/20/2045	142,581	151,717
Ginnie Mae II Pool	5.50	03/20/2045	108,902	119,136
Ginnie Mae II Pool	3.00	04/20/2045	288,877	295,731
Ginnie Mae II Pool	3.50	04/20/2045	236,022	244,807
Ginnie Mae II Pool	3.50	07/20/2045	342,599	355,000
Ginnie Mae II Pool	3.50	09/20/2045	258,487	267,710
Ginnie Mae II Pool	4.00	10/20/2045	183,014	192,239
Ginnie Mae II Pool	4.00	11/20/2045	267,228	281,761
Ginnie Mae II Pool	3.50	11/20/2045	171,687	177,936
Ginnie Mae II Pool	3.50	12/20/2045	258,186	268,709
Ginnie Mae II Pool	3.50	01/20/2046	219,746	227,418
Ginnie Mae II Pool	3.50	03/20/2046	260,944	270,054
Ginnie Mae II Pool	4.00	03/20/2046	205,882	216,570
Ginnie Mae II Pool	3.00	03/20/2046	176,691	180,879
Ginnie Mae II Pool	3.50	04/20/2046	278,538	288,263
Ginnie Mae II Pool	3.00	04/20/2046	181,360	185,656
Ginnie Mae II Pool	5.00	04/20/2046	87,139	95,249
Ginnie Mae II Pool	3.00	05/20/2046	317,084	324,705
Ginnie Mae II Pool	3.50	05/20/2046	289,015	299,105
Ginnie Mae II Pool	4.50	05/20/2046	126,565	134,203
Ginnie Mae II Pool	3.00	06/20/2046	328,736	336,433
Ginnie Mae II Pool	3.50	06/20/2046	196,610	203,475
Ginnie Mae II Pool	5.00	06/20/2046	82,800	90,237
Ginnie Mae II Pool	3.00	07/20/2046	337,247	345,245
Ginnie Mae II Pool	3.50	07/20/2046	200,288	207,281
Ginnie Mae II Pool	4.00	07/20/2046	90,712	95,245
Ginnie Mae II Pool	4.50	07/20/2046	75,069	79,545
Ginnie Mae II Pool	3.00	08/20/2046	309,246	316,580
Ginnie Mae II Pool	3.50	08/20/2046	204,626	211,770
Ginnie Mae II Pool	5.00	08/20/2046	95,223	103,629
Ginnie Mae II Pool	3.00	09/20/2046	213,104	218,289
Ginnie Mae II Pool	3.00	10/20/2046	215,143	220,247
Ginnie Mae II Pool	3.50	10/20/2046	161,303	166,935
Ginnie Mae II Pool	5.50	10/20/2046	49,313	53,947
Ginnie Mae II Pool	3.00	11/20/2046	311,426	318,815
Ginnie Mae II Pool	3.50	11/20/2046	199,114	206,067
Ginnie Mae II Pool	3.00	11/20/2046	191,904	196,438
Ginnie Mae II Pool	4.50	11/20/2046	132,862	141,895
Ginnie Mae II Pool	2.50	11/20/2046	77,696	78,151
Ginnie Mae II Pool	3.00	12/20/2046	221,110	226,356
Ginnie Mae II Pool	3.50	12/20/2046	205,292	212,460

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.85%
Ginnie Mae II Pool	2.50	12/20/2046	98,940	99,519
Ginnie Mae II Pool	4.50	12/20/2046	57,267	60,923
Ginnie Mae II Pool	3.00	01/20/2047	223,761	229,065
Ginnie Mae II Pool	4.00	01/20/2047	149,490	156,067
Ginnie Mae II Pool	4.50	01/20/2047	149,340	157,854
Ginnie Mae II Pool	2.50	01/20/2047	26,757	26,914
Ginnie Mae II Pool	3.00	02/20/2047	308,142	315,400
Ginnie Mae II Pool	3.50	02/20/2047	220,462	228,137
Ginnie Mae II Pool	4.00	02/20/2047	187,055	195,252
Ginnie Mae II Pool	3.50	06/20/2047	160,981	166,503
Ginnie Mae II Pool	4.00	06/20/2047	75,453	78,706
Ginnie Mae II Pool	4.00	07/20/2047	466,311	486,557
Ginnie Mae II Pool	3.50	07/20/2047	332,678	344,021
Ginnie Mae II Pool	4.00	08/20/2047	78,176	81,520
Ginnie Mae II Pool	3.50	09/20/2047	93,972	97,157
Ginnie Mae II Pool	3.00	10/20/2047	173,539	177,562
Ginnie Mae II Pool	3.50	10/20/2047	99,780	103,150
Ginnie Mae II Pool	4.50	10/20/2047	33,273	34,920
Ginnie Mae II Pool	3.50	11/20/2047	529,110	546,936
Ginnie Mae II Pool	4.00	11/20/2047	277,597	289,325
Ginnie Mae II Pool	3.00	11/20/2047	22,257	22,773
Ginnie Mae II Pool	4.00	12/20/2047	278,770	290,424
Ginnie Mae II Pool	3.00	12/20/2047	251,050	256,870
Ginnie Mae II Pool	3.50	12/20/2047	242,753	250,916
Ginnie Mae II Pool	3.50	01/20/2048	560,978	579,786
Ginnie Mae II Pool	4.00	01/20/2048	95,538	99,481
Ginnie Mae II Pool	3.00	02/20/2048	276,844	283,262
Ginnie Mae II Pool	3.50	02/20/2048	179,280	185,279
Ginnie Mae II Pool	3.00	03/20/2048	368,800	377,349
Ginnie Mae II Pool	5.00	03/20/2048	70,576	74,560
Ginnie Mae II Pool	4.50	03/20/2048	42,870	44,929
Ginnie Mae II Pool	4.50	05/20/2048	82,741	86,263
Ginnie Mae II Pool	3.50	06/20/2048	181,000	187,052
Ginnie Mae II Pool	4.00	06/20/2048	46,032	47,788
Ginnie Mae II Pool	4.00	07/20/2048	205,034	212,765
Ginnie Mae II Pool	4.50	08/20/2048	366,012	382,364
Ginnie Mae II Pool	4.00	08/20/2048	296,810	307,879
Ginnie Mae II Pool	5.00	08/20/2048	42,858	44,846
Ginnie Mae II Pool	4.50	09/20/2048	242,194	253,085
Ginnie Mae II Pool	4.00	09/20/2048	68,437	70,943
Ginnie Mae II Pool	4.50	10/20/2048	276,008	287,756
Ginnie Mae II Pool	5.00	10/20/2048	92,141	96,473
Ginnie Mae II Pool	4.00	11/20/2048	271,197	281,128
Ginnie Mae II Pool	5.00	11/20/2048	99,588	104,146
Ginnie Mae II Pool	4.50	12/20/2048	72,958	76,063

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 14.85%
Ginnie Mae II Pool	4.00	01/20/2049	98,423	102,053

Total Mortgage-Backed Securities (Cost $130,705,332)				130,850,419

U.S. Government Agency Obligations — 0.60%
Federal Farm Credit Banks	2.35	02/12/2021	250,000	251,618
Federal Home Loan Banks	1.38	09/28/2020	220,000	218,547
Federal Home Loan Banks	2.25	01/29/2021	75,000	75,014
Federal Home Loan Banks	2.25	01/29/2021	25,000	24,991
Federal Home Loan Banks	1.12	07/14/2021	485,000	478,956
Federal Home Loan Banks	2.51	12/29/2022	100,000	100,112
Federal Home Loan Banks	2.50	02/13/2024	200,000	206,161
Federal Home Loan Banks	5.50	07/15/2036	120,000	167,490
Federal Home Loan Mortgage Corp	1.70	09/29/2020	10,000	9,961
Federal Home Loan Mortgage Corp	2.38	01/13/2022	485,000	492,165
Federal Home Loan Mortgage Corp	2.75	06/19/2023	500,000	517,697
Federal Home Loan Mortgage Corp	6.25	07/15/2032	242,000	347,450
Federal National Mortgage Association	1.38	10/07/2021	500,000	495,024
Federal National Mortgage Association	2.62	09/06/2024	485,000	503,296
Federal National Mortgage Association	6.25	05/15/2029	109,000	147,130
Federal National Mortgage Association	6.63	11/15/2030	485,000	693,389
Tennessee Valley Authority	3.88	02/15/2021	97,000	100,079
Tennessee Valley Authority	2.88	09/15/2024	65,000	67,456
Tennessee Valley Authority	7.13	05/01/2030	73,000	105,313
Tennessee Valley Authority	5.25	09/15/2039	107,000	142,596
Tennessee Valley Authority	4.63	09/15/2060	97,000	129,026
Tennessee Valley Authority	4.25	09/15/2065	39,000	49,108

Total U.S. Government Agency Obligations (Cost $5,338,358)				5,322,579

U.S. Treasury Obligations — 21.72%
United States Treasury Bill	2.06	09/12/2019	150,000	149,373
United States Treasury Note/Bond	2.62	07/31/2020	1,300,000	1,309,547
United States Treasury Note/Bond	2.00	07/31/2020	540,000	540,359
United States Treasury Note/Bond	1.62	07/31/2020	339,000	337,874
United States Treasury Note/Bond	1.50	08/15/2020	2,075,000	2,065,435
United States Treasury Note/Bond	2.62	08/15/2020	802,000	808,266
United States Treasury Note/Bond	8.75	08/15/2020	715,000	768,876
United States Treasury Note/Bond	2.62	08/31/2020	950,000	957,793
United States Treasury Note/Bond	2.12	08/31/2020	628,000	629,472
United States Treasury Note/Bond	1.38	09/15/2020	2,155,000	2,141,952
United States Treasury Note/Bond	1.38	09/30/2020	1,071,000	1,064,139
United States Treasury Note/Bond	2.00	09/30/2020	985,000	986,385
United States Treasury Note/Bond	2.75	09/30/2020	750,000	757,852
United States Treasury Note/Bond	1.38	10/31/2020	970,000	963,710
United States Treasury Note/Bond	2.88	10/31/2020	740,000	749,626
United States Treasury Note/Bond	1.75	10/31/2020	479,000	478,177

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 21.72%
United States Treasury Note/Bond	2.62	11/15/2020	1,216,000	1,228,492
United States Treasury Note/Bond	1.75	11/15/2020	340,000	339,495
United States Treasury Note/Bond	1.62	11/30/2020	970,000	966,931
United States Treasury Note/Bond	2.00	11/30/2020	866,000	867,793
United States Treasury Note/Bond	2.75	11/30/2020	760,000	769,500
United States Treasury Note/Bond	1.88	12/15/2020	405,000	405,190
United States Treasury Note/Bond	1.75	12/31/2020	970,000	968,712
United States Treasury Note/Bond	2.50	12/31/2020	780,000	787,556
United States Treasury Note/Bond	2.38	12/31/2020	602,000	606,750
United States Treasury Note/Bond	2.00	01/15/2021	180,000	180,450
United States Treasury Note/Bond	1.38	01/31/2021	1,140,000	1,131,984
United States Treasury Note/Bond	2.50	01/31/2021	740,000	747,747
United States Treasury Note/Bond	2.12	01/31/2021	306,000	307,398
United States Treasury Note/Bond	3.62	02/15/2021	680,000	699,550
United States Treasury Note/Bond	2.25	02/15/2021	525,000	528,568
United States Treasury Note/Bond	1.12	02/28/2021	970,000	959,050
United States Treasury Note/Bond	2.50	02/28/2021	775,000	783,628
United States Treasury Note/Bond	2.38	03/15/2021	110,000	111,061
United States Treasury Note/Bond	2.25	03/31/2021	2,000,000	2,015,547
United States Treasury Note/Bond	1.25	03/31/2021	340,000	336,812
United States Treasury Note/Bond	2.38	04/15/2021	1,150,000	1,161,680
United States Treasury Note/Bond	2.25	04/30/2021	2,000,000	2,016,797
United States Treasury Note/Bond	1.38	04/30/2021	970,000	962,839
United States Treasury Note/Bond	2.62	05/15/2021	1,140,000	1,157,590
United States Treasury Note/Bond	3.12	05/15/2021	970,000	993,871
United States Treasury Note/Bond	2.12	05/31/2021	900,000	906,117
United States Treasury Note/Bond	1.38	05/31/2021	411,000	407,917
United States Treasury Note/Bond	2.00	05/31/2021	319,000	320,371
United States Treasury Note/Bond	2.62	06/15/2021	540,000	549,007
United States Treasury Note/Bond	1.62	06/30/2021	860,000	858,018
United States Treasury Note/Bond	1.12	06/30/2021	83,000	81,982
United States Treasury Note/Bond	2.62	07/15/2021	1,700,000	1,729,418
United States Treasury Note/Bond	2.25	07/31/2021	1,000,000	1,009,922
United States Treasury Note/Bond	1.12	07/31/2021	602,000	594,240
United States Treasury Note/Bond	2.12	08/15/2021	1,677,000	1,689,774
United States Treasury Note/Bond	2.75	08/15/2021	1,200,000	1,224,797
United States Treasury Note/Bond	2.00	08/31/2021	370,000	371,966
United States Treasury Note/Bond	1.12	08/31/2021	165,000	162,809
United States Treasury Note/Bond	2.75	09/15/2021	500,000	511,094
United States Treasury Note/Bond	2.12	09/30/2021	243,000	245,050
United States Treasury Note/Bond	1.12	09/30/2021	182,000	179,597
United States Treasury Note/Bond	2.88	10/15/2021	700,000	717,801
United States Treasury Note/Bond	1.25	10/31/2021	673,000	665,508
United States Treasury Note/Bond	2.00	10/31/2021	494,000	496,991
United States Treasury Note/Bond	2.88	11/15/2021	725,000	744,088

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 21.72%
United States Treasury Note/Bond	2.00	11/15/2021	460,000	463,001
United States Treasury Note/Bond	8.00	11/15/2021	182,000	208,113
United States Treasury Note/Bond	1.75	11/30/2021	824,000	824,257
United States Treasury Note/Bond	1.88	11/30/2021	289,000	289,914
United States Treasury Note/Bond	2.62	12/15/2021	740,000	756,216
United States Treasury Note/Bond	2.00	12/31/2021	444,000	446,983
United States Treasury Note/Bond	2.12	12/31/2021	56,000	56,540
United States Treasury Note/Bond	2.50	01/15/2022	735,000	748,896
United States Treasury Note/Bond	1.50	01/31/2022	575,000	571,766
United States Treasury Note/Bond	1.88	01/31/2022	479,000	480,684
United States Treasury Note/Bond	2.50	02/15/2022	735,000	749,442
United States Treasury Note/Bond	2.00	02/15/2022	380,000	382,687
United States Treasury Note/Bond	1.75	02/28/2022	680,000	680,425
United States Treasury Note/Bond	1.88	02/28/2022	665,000	667,468
United States Treasury Note/Bond	2.38	03/15/2022	735,000	748,092
United States Treasury Note/Bond	1.88	03/31/2022	775,000	778,421
United States Treasury Note/Bond	1.75	03/31/2022	478,000	478,299
United States Treasury Note/Bond	2.25	04/15/2022	1,800,000	1,825,383
United States Treasury Note/Bond	1.88	04/30/2022	670,000	672,696
United States Treasury Note/Bond	1.75	04/30/2022	370,000	370,318
United States Treasury Note/Bond	2.12	05/15/2022	750,000	758,437
United States Treasury Note/Bond	1.75	05/15/2022	250,000	250,186
United States Treasury Note/Bond	1.75	05/31/2022	845,000	845,561
United States Treasury Note/Bond	1.88	05/31/2022	425,000	426,926
United States Treasury Note/Bond	1.75	06/15/2022	815,000	816,146
United States Treasury Note/Bond	1.75	06/30/2022	840,000	841,050
United States Treasury Note/Bond	2.12	06/30/2022	600,000	607,078
United States Treasury Note/Bond	1.88	07/31/2022	335,000	336,505
United States Treasury Note/Bond	2.00	07/31/2022	236,000	237,954
United States Treasury Note/Bond	1.62	08/31/2022	675,000	672,838
United States Treasury Note/Bond	1.88	08/31/2022	396,000	397,779
United States Treasury Note/Bond	1.88	09/30/2022	670,000	673,298
United States Treasury Note/Bond	1.88	10/31/2022	1,050,000	1,055,086
United States Treasury Note/Bond	2.00	10/31/2022	790,000	796,912
United States Treasury Note/Bond	1.62	11/15/2022	700,000	697,676
United States Treasury Note/Bond	2.00	11/30/2022	1,737,000	1,752,674
United States Treasury Note/Bond	2.12	12/31/2022	1,104,000	1,119,051
United States Treasury Note/Bond	1.75	01/31/2023	1,470,000	1,471,034
United States Treasury Note/Bond	2.38	01/31/2023	680,000	695,194
United States Treasury Note/Bond	2.00	02/15/2023	762,000	769,203
United States Treasury Note/Bond	7.12	02/15/2023	125,000	148,511
United States Treasury Note/Bond	2.62	02/28/2023	1,000,000	1,031,602
United States Treasury Note/Bond	1.50	02/28/2023	900,000	892,793
United States Treasury Note/Bond	2.50	03/31/2023	1,150,000	1,182,074
United States Treasury Note/Bond	1.50	03/31/2023	390,000	386,755

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 21.72%
United States Treasury Note/Bond	2.75	04/30/2023	1,500,000	1,556,250
United States Treasury Note/Bond	1.62	04/30/2023	1,133,000	1,128,530
United States Treasury Note/Bond	1.75	05/15/2023	1,740,000	1,740,952
United States Treasury Note/Bond	2.75	05/31/2023	900,000	934,418
United States Treasury Note/Bond	1.62	05/31/2023	641,000	638,471
United States Treasury Note/Bond	2.62	06/30/2023	1,200,000	1,241,203
United States Treasury Note/Bond	1.38	06/30/2023	1,110,000	1,094,607
United States Treasury Note/Bond	2.75	07/31/2023	710,000	738,123
United States Treasury Note/Bond	1.25	07/31/2023	38,000	37,270
United States Treasury Note/Bond	2.50	08/15/2023	724,000	745,861
United States Treasury Note/Bond	2.75	08/31/2023	730,000	759,485
United States Treasury Note/Bond	1.38	09/30/2023	2,500,000	2,462,500
United States Treasury Note/Bond	2.88	09/30/2023	1,040,000	1,087,978
United States Treasury Note/Bond	1.62	10/31/2023	800,000	796,000
United States Treasury Note/Bond	2.88	10/31/2023	760,000	795,655
United States Treasury Note/Bond	2.75	11/15/2023	1,411,000	1,470,306
United States Treasury Note/Bond	2.88	11/30/2023	1,100,000	1,152,680
United States Treasury Note/Bond	2.12	11/30/2023	182,000	184,908
United States Treasury Note/Bond	2.62	12/31/2023	800,000	830,125
United States Treasury Note/Bond	2.25	12/31/2023	519,000	530,191
United States Treasury Note/Bond	2.50	01/31/2024	795,000	821,086
United States Treasury Note/Bond	2.25	01/31/2024	679,000	693,720
United States Treasury Note/Bond	2.75	02/15/2024	625,000	652,637
United States Treasury Note/Bond	2.38	02/29/2024	1,100,000	1,130,980
United States Treasury Note/Bond	2.12	02/29/2024	598,000	607,858
United States Treasury Note/Bond	2.12	03/31/2024	2,000,000	2,033,437
United States Treasury Note/Bond	2.25	04/30/2024	785,000	802,816
United States Treasury Note/Bond	2.00	04/30/2024	640,000	646,975
United States Treasury Note/Bond	2.50	05/15/2024	1,042,000	1,077,778
United States Treasury Note/Bond	2.00	05/31/2024	1,035,000	1,047,169
United States Treasury Note/Bond	1.75	06/30/2024	880,000	879,622
United States Treasury Note/Bond	2.00	06/30/2024	630,000	636,817
United States Treasury Note/Bond	2.12	07/31/2024	690,000	701,752
United States Treasury Note/Bond	2.38	08/15/2024	1,196,000	1,231,039
United States Treasury Note/Bond	1.88	08/31/2024	2,055,000	2,065,275
United States Treasury Note/Bond	2.12	09/30/2024	680,000	691,528
United States Treasury Note/Bond	2.25	10/31/2024	1,000,000	1,023,320
United States Treasury Note/Bond	2.25	11/15/2024	1,069,000	1,093,888
United States Treasury Note/Bond	2.12	11/30/2024	595,000	605,227
United States Treasury Note/Bond	2.25	12/31/2024	565,000	578,330
United States Treasury Note/Bond	2.50	01/31/2025	560,000	580,737
United States Treasury Note/Bond	2.00	02/15/2025	2,158,000	2,179,917
United States Treasury Note/Bond	2.75	02/28/2025	830,000	871,986
United States Treasury Note/Bond	2.62	03/31/2025	580,000	605,624
United States Treasury Note/Bond	2.88	04/30/2025	900,000	952,523

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 21.72%
United States Treasury Note/Bond	2.12	05/15/2025	1,871,000	1,902,573
United States Treasury Note/Bond	2.88	05/31/2025	800,000	847,094
United States Treasury Note/Bond	2.75	06/30/2025	595,000	626,168
United States Treasury Note/Bond	2.88	07/31/2025	445,000	471,665
United States Treasury Note/Bond	2.00	08/15/2025	1,325,000	1,337,681
United States Treasury Note/Bond	2.75	08/31/2025	895,000	942,617
United States Treasury Note/Bond	3.00	09/30/2025	600,000	641,016
United States Treasury Note/Bond	3.00	10/31/2025	260,000	277,926
United States Treasury Note/Bond	2.25	11/15/2025	1,830,000	1,874,106
United States Treasury Note/Bond	2.88	11/30/2025	625,000	663,794
United States Treasury Note/Bond	2.62	12/31/2025	1,500,000	1,570,957
United States Treasury Note/Bond	2.62	01/31/2026	800,000	838,031
United States Treasury Note/Bond	1.62	02/15/2026	750,000	739,043
United States Treasury Note/Bond	2.25	03/31/2026	615,000	630,183
United States Treasury Note/Bond	2.38	04/30/2026	615,000	635,084
United States Treasury Note/Bond	2.12	05/31/2026	600,000	610,031
United States Treasury Note/Bond	1.88	06/30/2026	685,000	685,241
United States Treasury Note/Bond	2.00	11/15/2026	1,232,000	1,241,384
United States Treasury Note/Bond	2.25	02/15/2027	594,000	608,711
United States Treasury Note/Bond	6.62	02/15/2027	290,000	386,753
United States Treasury Note/Bond	2.38	05/15/2027	730,000	754,723
United States Treasury Note/Bond	2.25	08/15/2027	750,000	768,193
United States Treasury Note/Bond	2.25	11/15/2027	2,180,000	2,231,775
United States Treasury Note/Bond	2.75	02/15/2028	625,000	664,551
United States Treasury Note/Bond	2.88	05/15/2028	2,140,000	2,297,909
United States Treasury Note/Bond	2.88	08/15/2028	1,660,000	1,783,852
United States Treasury Note/Bond	5.50	08/15/2028	130,000	168,213
United States Treasury Note/Bond	3.12	11/15/2028	2,000,000	2,193,672
United States Treasury Note/Bond	5.25	11/15/2028	883,500	1,129,879
United States Treasury Note/Bond	2.62	02/15/2029	1,340,000	1,413,072
United States Treasury Note/Bond	5.25	02/15/2029	30,000	38,530
United States Treasury Note/Bond	2.38	05/15/2029	1,100,000	1,136,738
United States Treasury Note/Bond	6.12	08/15/2029	949,000	1,306,432
United States Treasury Note/Bond	5.38	02/15/2031	368,000	494,227
United States Treasury Note/Bond	4.50	02/15/2036	327,000	431,448
United States Treasury Note/Bond	5.00	05/15/2037	35,000	49,347
United States Treasury Note/Bond	4.38	02/15/2038	320,000	423,012
United States Treasury Note/Bond	4.50	05/15/2038	347,000	466,146
United States Treasury Note/Bond	4.25	05/15/2039	838,000	1,096,274
United States Treasury Note/Bond	4.50	08/15/2039	310,000	418,742
United States Treasury Note/Bond	4.38	11/15/2039	509,000	676,771
United States Treasury Note/Bond	4.62	02/15/2040	257,000	352,863
United States Treasury Note/Bond	4.38	05/15/2040	275,000	366,137
United States Treasury Note/Bond	3.88	08/15/2040	270,000	337,226
United States Treasury Note/Bond	4.25	11/15/2040	240,000	314,897

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $
U.S. Treasury Obligations — 21.72%
United States Treasury Note/Bond	4.75	02/15/2041	575,000	804,573
United States Treasury Note/Bond	3.75	08/15/2041	400,000	491,094
United States Treasury Note/Bond	3.12	11/15/2041	280,000	313,381
United States Treasury Note/Bond	3.12	02/15/2042	120,000	134,194
United States Treasury Note/Bond	3.00	05/15/2042	15,000	16,425
United States Treasury Note/Bond	2.75	08/15/2042	582,000	610,713
United States Treasury Note/Bond	2.75	11/15/2042	625,000	655,176
United States Treasury Note/Bond	3.12	02/15/2043	860,000	958,967
United States Treasury Note/Bond	2.88	05/15/2043	674,000	720,864
United States Treasury Note/Bond	3.62	08/15/2043	674,000	813,565
United States Treasury Note/Bond	3.75	11/15/2043	531,000	653,669
United States Treasury Note/Bond	3.62	02/15/2044	744,000	899,019
United States Treasury Note/Bond	3.38	05/15/2044	1,451,000	1,686,107
United States Treasury Note/Bond	3.12	08/15/2044	277,000	309,039
United States Treasury Note/Bond	3.00	11/15/2044	1,275,000	1,392,937
United States Treasury Note/Bond	2.50	02/15/2045	1,238,000	1,233,309
United States Treasury Note/Bond	3.00	05/15/2045	1,423,000	1,556,128
United States Treasury Note/Bond	2.88	08/15/2045	362,000	386,902
United States Treasury Note/Bond	3.00	11/15/2045	1,005,000	1,099,847
United States Treasury Note/Bond	2.50	02/15/2046	953,000	948,012
United States Treasury Note/Bond	2.50	05/15/2046	946,000	940,531
United States Treasury Note/Bond	2.25	08/15/2046	1,011,000	955,158
United States Treasury Note/Bond	2.88	11/15/2046	1,133,000	1,212,531
United States Treasury Note/Bond	3.00	02/15/2047	1,000,000	1,096,680
United States Treasury Note/Bond	3.00	05/15/2047	575,000	629,737
United States Treasury Note/Bond	2.75	08/15/2047	440,000	459,216
United States Treasury Note/Bond	2.75	11/15/2047	680,000	709,777
United States Treasury Note/Bond	3.00	02/15/2048	800,000	876,406
United States Treasury Note/Bond	3.12	05/15/2048	1,075,000	1,206,268
United States Treasury Note/Bond	3.00	08/15/2048	1,730,000	1,897,323
United States Treasury Note/Bond	3.38	11/15/2048	870,000	1,024,119
United States Treasury Note/Bond	3.00	02/15/2049	1,075,000	1,180,652
United States Treasury Note/Bond	2.88	05/15/2049	200,000	214,562

Total U.S. Treasury Obligations (Cost $187,801,168)				191,341,340

SHORT-TERM INVESTMENTS — 4.44%
Money Market Fund — 4.44%
Goldman Sachs Financial Square Government Fund - Institutional Shares	2.26[3]		39,080,057	39,080,057

Total Short-Term Investments (Cost $39,080,057)				39,080,057

Total Investments (Cost $901,957,699) — 103.81%				914,602,773

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Portfolio of Investments (Concluded)

June 30, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
TBA SALES COMMITMENTS — (0.01%)
Mortgage-Backed Securities — (0.01%)
Fannie Mae or Freddie Mac	5.50	07/01/2049	(100,000)	(106,659)
Ginnie Mae	5.00	07/13/2049	(25,000)	(26,135)

Total TBA SALES COMMITMENTS (Proceeds $132,875)				(132,794)

Liabilities in excess of other assets — (3.80%)				$(33,466,282)

Net Assets — 100.00%				$881,003,697

[1]	Zero coupon bond.

[2]	TBA - To be announced.

[3]	Rate disclosed is the 7-day yield at June 30, 2019. * Non-income producing.

(a)

Variable rate investments. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

Legend
LIBOR	London Inter-bank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
Ltd	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

At June 30, 2019, the Fund held the following open positions in futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 E-Mini	09/20/19	19	$2,758,192	$2,796,990	$38,798

					$38,798

See accompanying Notes to the Quarterly Portfolio of Investments.

VERPLANCK BALANCED FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2019

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Verplanck Balanced Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amounts approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate the NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Securities that do not have a readily available current market value are valued in accordance with the procedures adopted by the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Advisor the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VERPLANCK BALANCED FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 06/30/19	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Asset-Backed Securities	$1,961,297	$—	$1,961,297	$—
Common Stocks	396,396,547	396,396,547	—	—
Corporate Bonds and Notes	129,307,653	—	129,307,653	—
Foreign Government Bonds & Notes	7,400,681	—	7,400,681	—
Municipal Bonds	3,648,689	—	3,648,689	—
Commercial Mortgage-Backed Securities	9,293,511	—	9,293,511	—
Mortgage-Backed Securities	130,850,419	—	130,850,419	—
U.S. Government Agency Obligations	5,322,579	—	5,322,579	—
U.S. Treasury Obligations	191,341,340	—	191,341,340	—
Short-Term Investments	39,080,057	39,080,057	—	—
Derivatives:
Equity Contracts
Futures Contracts	38,798	38,798	—	—

Total Assets	$914,641,571	$435,515,402	$479,126,169	$—

Liabilities
TBA Sale Commitments	$(132,794)	$—	$(132,794)	$—

Total Liabilities	$(132,794)	$—	$(132,794)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2019, there were no transfers between Levels.

VERPLANCK BALANCED FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2019

(Unaudited)

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statements of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

For the period ended June 30, 2019, the Verplanck Balanced Fund quarterly average volume of derivatives was as follows:

Long Futures Contracts (Notional)
$1,496,337

B. Federal Tax Cost:

As of the June 30, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$901,957,699

Gross unrealized appreciation	38,480,844
Gross unrealized depreciation	(25,835,770)

Net unrealized appreciation	$12,645,074

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date                              August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date                              August 28, 2019

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date                              August 28, 2019

* Print the name and title of each signing officer under his or her signature.